Nationwide(R) VLI
Separate Account-4
December 31, 2000

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THE BEST
OF AMERICA
America's FUTURE Life Series(SM)

                                                                            2000

                                                                   ANNUAL REPORT


--------------------------------------------------------------------------------

                                                         [NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-0161-E (12/00)

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                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

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                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide VLI Separate Account-4.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms.

Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 40. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         3,520,844 shares (cost $26,492,915) ...............................................   $  25,033,199

      American Century VP - American Century VP International (ACVPInt)
         4,327,440 shares (cost $50,107,521) ...............................................      44,269,706

      American Century VP - American Century VP Value (ACVPValue)
         1,110,522 shares (cost $6,655,647) ................................................       7,407,179

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         478,283 shares (cost $17,868,978) .................................................      16,486,409

      Dreyfus Stock Index Fund (DryStkIx)
         6,822,189 shares (cost $247,280,744) ..............................................     231,954,425

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         97,382 shares (cost $1,422,509) ...................................................       1,458,779

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         829,567 shares (cost $32,580,787) .................................................      32,278,459

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         4,888,937 shares (cost $49,393,596) ...............................................      52,409,408

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,123,826 shares (cost $26,958,864) ...............................................      28,601,378

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,288,448 shares (cost $112,282,101) ..............................................      99,547,490

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,742,262 shares (cost $17,700,937) ...............................................      14,199,438

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,219,554 shares (cost $26,879,872) ...............................................      24,317,914

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         2,001,473 shares (cost $50,647,030) ...............................................      47,374,866

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         800,720 shares (cost $16,998,621) .................................................      14,172,737

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         2,782 shares (cost $20,588) .......................................................          20,895

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         75,628 shares (cost $751,824) .....................................................         555,867

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         2,891 shares (cost $24,686) .......................................................          24,946

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
         835,840 shares (cost $25,584,669) .................................................      22,183,187

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
         2,391,105 shares (cost $21,271,695) ...............................................      15,661,738

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         607,844 shares (cost $21,433,733) .................................................      18,624,342

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         679,412 shares (cost $7,039,214) ..................................................       6,787,329

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,479,309 shares (cost $34,225,912) ...............................................      21,716,260

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         180,950 shares (cost $2,405,433) ..................................................       2,169,595

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         2,316,205 shares (cost $30,284,783) ...............................................      26,983,784

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,350,728 shares (cost $48,110,219) ...............................................      49,772,326

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         1,949,660 shares (cost $17,083,991) ...............................................      15,363,317

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,663,974 shares (cost $34,257,943) ...............................................      27,671,892

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         494,827 shares (cost $6,960,647) ..................................................       6,704,912

      Nationwide SAT - Money Market Fund (NSATMMkt)
         232,950,632 shares (cost $232,950,632) ............................................     232,950,632

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         2,835,859 shares (cost $26,553,198) ...............................................      26,316,776

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         433,027 shares (cost $7,290,920) ..................................................       7,032,358

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,751,521 shares (cost $17,697,372) ...............................................      15,238,231

      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,150,419 shares (cost $46,873,187) ...............................................      43,008,379

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         122,367 shares (cost $1,221,340) ..................................................       1,228,560

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         2,841,975 shares (cost $46,180,109) ...............................................      33,080,588

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         341,544 shares (cost $5,466,763) ..................................................       5,440,792

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,637,648 shares (cost $43,888,979) ...............................................      36,814,318

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         601,581 shares (cost $10,164,616) .................................................       9,727,567

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         805,091 shares (cost $73,635,576) ................................................................      56,976,278

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         966,962 shares (cost $47,676,455) ................................................................      45,089,423

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         132,214 shares (cost $3,939,556) .................................................................       4,010,040

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         981,886 shares (cost $22,848,695) ................................................................      20,874,887

      Strong Opportunity Fund II, Inc. (StOpp2)
         211,464 shares (cost $5,540,840) .................................................................       5,062,438

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         13,155 shares (cost $82,744) .....................................................................          78,534

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio ((MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        216,626 shares (cost $1,602,945) ..................................................................       1,496,887

      The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
      (formerly Morgan Stanley - Mid Cap Growth Portfolio)
        68,097 shares (cost $939,349) .....................................................................         840,998

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)
        437,348 shares (cost $4,980,785) ..................................................................       5,033,881

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         435,385 shares (cost $4,582,831) .................................................................       3,609,340

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         109,063 shares (cost $1,275,365) .................................................................       1,316,394

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         191,645 shares (cost $2,340,455) .................................................................       2,431,981

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         225,970 shares (cost $3,107,770) .................................................................       2,424,657

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         81,531 shares (cost $1,588,695) ..................................................................       1,110,451
                                                                                                                -----------
            Total investments..............................................................................   1,414,946,167

   Accounts receivable ....................................................................................          -
                                                                                                                -----------
            Total assets ..................................................................................   1,414,946,167

ACCOUNTS PAYABLE...........................................................................................          53,726
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .......................................................................... $ 1,414,892,441
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998





                                                                       Total                                         ACVPincGr
                                                       ------------------------------------------- -------------------------------
                                                         2000           1999            1998              2000          1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  21,039,631       6,784,764         795,996          89,434             345
  Mortality and expense risk charges (note 3) ...     (1,473,980)       (382,102)         (7,523)        (33,218)         (4,870)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................     19,565,651       6,402,662         788,473          56,216          (4,525)
                                                   -------------   -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......    537,305,272     201,999,339      61,803,110       4,190,922       4,238,041
    Cost of mutual fund shares sold .............   (520,733,854)   (195,191,587)    (62,074,770)     (4,127,013)     (3,971,748)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........     16,571,418       6,807,752        (271,660)         63,909         266,293
  Change in unrealized gain (loss)
    on investments ..............................   (178,984,942)     42,568,531       6,208,890      (2,277,235)        692,513
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............   (162,413,524)     49,376,283       5,937,230      (2,213,326)        958,806
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................     50,385,356       6,941,880         597,466            --              --
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (92,462,517)     62,720,825       7,323,169      (2,157,110)        954,281
                                                   =============   =============   =============   =============   =============



                                                        ACVPincGr                           ACVPint
                                                   ---------------   ---------------------------------------------
                                                          1998             2000             1999              1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       5,125          29,817            --               355
  Mortality and expense risk charges (note 3) ...              (86)        (43,822)         (3,029)           (173)
                                                     -------------   -------------   -------------   -------------
    Net investment income .......................            5,039         (14,005)         (3,029)            182
                                                     -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......           60,422      11,287,808       2,517,615         613,620
    Cost of mutual fund shares sold .............          (58,667)     (8,439,891)     (1,889,551)       (614,510)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........            1,755       2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments ..............................          125,007     (10,029,310)      4,031,727         159,768
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............          126,762      (7,181,393)      4,659,791         158,878
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains ......................             --           445,800            --             3,644
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     131,801      (6,749,598)      4,656,762         162,704
                                                     =============   =============   =============   =============




                                                                          ACVPValue                                   DrySRGr
                                                   ----------------------------------------------  --------------------------------
                                                         2000           1999            1998           2000            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      29,260           9,053             169         133,052           1,039
  Mortality and expense risk charges (note 3) ...         (2,491)           (698)            (44)         (5,466)           (849)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................         26,769           8,355             125         127,586             190
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      5,835,158       1,027,473         216,392       1,524,094         620,665
  Cost of mutual fund shares sold ...............     (5,829,916)     (1,065,502)       (220,562)     (1,237,290)       (483,300)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........  $       5,242         (38,029)         (4,170)        286,804         137,365
  Change in unrealized gain (loss)
    on investments ..............................        865,295        (142,040)         28,277      (2,392,732)        901,808
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............        870,537        (180,069)         24,107      (2,105,928)      1,039,173
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................         74,870          85,768           1,997            --           279,678
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     972,176         (85,946)         26,229      (1,978,342)      1,319,041
                                                   =============   =============   =============   =============   =============


                                                     DrySRGr                     DryStkix
                                                  -----------   ----------------------------------------------
                                                    1998           2000            1999           1998
                                                  ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     2,114       1,776,028         694,199          64,671
  Mortality and expense risk charges (note 3) ...          (96)       (301,447)        (80,224)         (1,001)
                                                  ------------   -------------   -------------   -------------
    Net investment income .......................        2,018       1,474,581         613,975          63,670
                                                  ------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      292,403      17,394,755       3,651,059       2,855,607
  Cost of mutual fund shares sold ...............     (279,293)    (13,809,069)     (3,038,322)     (2,928,820)
                                                  ------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........       13,110       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ..............................      108,355     (27,898,576)     11,117,238       1,455,019
                                                  ------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............      121,465     (24,312,890)     11,729,975       1,381,806
                                                  ------------   -------------   -------------   -------------
  Reinvested capital gains ......................       47,900       3,654,055         672,634          12,311
                                                  ------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   171,383     (19,184,254)     13,016,584       1,457,787
                                                  ============   =============   =============   =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998




                                                                      DryEuroEq                                   DryVApp
                                                     ----------------------------------------  -------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     3,040            266           --          209,082        102,225
  Mortality and expense risk charges (note 3) ...          (647)          --             --          (61,134)       (19,902)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................         2,393            266           --          147,948         82,323
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     4,915,237          9,724           --        5,802,885      6,596,135
  Cost of mutual fund shares sold ...............    (4,976,743)        (9,364)          --       (5,449,137)    (6,226,765)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (61,506)           360           --          353,748        369,370
  Change in unrealized gain (loss)
    on investments ..............................        26,273          9,997           --       (1,102,409)       649,339
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (35,233)        10,357           --         (748,661)     1,018,709
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        39,799          1,251           --          355,671         68,742
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     6,959         11,874           --         (245,042)     1,169,774
                                                    ===========    ===========    ===========    ===========    ===========


                                                       DryVApp                         FedQualBd2
                                                    -------------    ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     7,616        284,124           --             --
  Mortality and expense risk charges (note 3) ...            (108)       (36,034)        (3,162)          --
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................           7,508        248,090         (3,162)          --
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         191,690      5,070,565        193,269           --
  Cost of mutual fund shares sold ...............        (192,584)    (4,943,810)      (195,176)          --
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            (894)       126,755         (1,907)          --
  Change in unrealized gain (loss)
    on investments ..............................         150,742      2,975,611         40,201           --
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         149,848      3,102,366         38,294           --
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --             --             --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   157,356      3,350,456         35,132           --
                                                      ===========    ===========    ===========    ===========




                                                                     FidVEqinS                             FidVGrS
                                                     ----------------------------------------  ------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   275,597         97,065           --           46,538          8,639
  Mortality and expense risk charges (note 3) ...       (12,713)        (3,265)          (402)      (106,544)       (12,917)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       262,884         93,800           (402)       (60,006)        (4,278)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,769,366      2,794,623      1,186,510      8,193,032      1,070,026
  Cost of mutual fund shares sold ...............    (9,316,337)    (2,491,032)    (1,221,597)    (6,947,939)      (923,816)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (546,971)       303,591        (35,087)     1,245,093        146,210
  Change in unrealized gain (loss)
    on investments ..............................     1,470,791       (277,459)       449,182    (19,309,179)     6,093,883
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       923,820         26,132        414,095    (18,064,086)     6,240,093
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     1,063,019        214,564           --        5,556,689        543,154
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,249,723        334,496        413,693    (12,567,403)     6,778,969
                                                    ===========    ===========    ===========    ===========    ===========


                                                        FidVGrS                                      FidVHiInS
                                                     -------------   ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --          711,532        364,862           --
  Mortality and expense risk charges (note 3) ...            (249)       (21,719)        (1,521)          (245)
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................            (249)       689,813        363,341           (245)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         759,197      5,669,988        926,716        848,212
  Cost of mutual fund shares sold ...............        (750,697)    (6,842,047)    (1,041,180)      (901,996)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           8,500     (1,172,059)      (114,464)       (53,784)
  Change in unrealized gain (loss)
    on investments ..............................         480,684     (3,641,858)       103,063         37,295
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         489,184     (4,813,917)       (11,401)       (16,489)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --           13,640           --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   488,935     (4,124,104)       365,580        (16,734)
                                                      ===========    ===========    ===========    ===========


                                                                     (Continued)
                                       9

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                    FidVOvSeS                                          FidVConS
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    217,766          21,110            --            93,712          26,713
  Mortality and expense risk charges (note 3) ...        (49,878)         (9,859)            (75)        (27,798)         (4,360)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        167,888          11,251             (75)         65,914          22,353
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     23,478,026       7,592,272         528,529       2,681,172       1,218,202
  Cost of mutual fund shares sold ...............    (25,243,216)     (6,861,807)       (553,402)     (2,152,820)     (1,003,352)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,765,190)        730,465         (24,873)        528,352         214,850
  Change in unrealized gain (loss)
    on investments ..............................     (4,479,931)      1,849,661          68,313      (6,926,956)      3,006,379
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............   $  (6,245,121)      2,580,126          43,440      (6,398,604)      3,221,229
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      1,409,432          34,048            --         3,401,735         195,897
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,667,801)      2,625,425          43,365      (2,930,955)      3,439,479
                                                    ============    ============    ============    ============    ============

                                                  FidVConS                       FidVGrOpS
                                              --------------   -----------------------------------------
                                                  1998          2000            1999            1998
                                              ------------  ------------    ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --         125,878          28,246           --
  Mortality and expense risk
   charges (note 3) .......................           (330)      (11,570)         (3,130)          (168)
                                              ------------  ------------    ------------   ------------
    Net investment income .................           (330)      114,308          25,116           (168)
                                              ------------  ------------    ------------   ------------

  Proceeds from mutual funds shares sold ..        974,276     2,790,417         613,535        309,151
  Cost of mutual fund shares sold .........       (947,452)   (2,995,674)       (559,981)      (296,203)
                                              ------------  ------------    ------------   ------------
    Realized gain (loss) on investments ...         26,824      (205,257)         53,554         12,948
  Change in unrealized gain (loss)
    on investments ........................        648,413    (3,225,818)        137,134        262,800
                                              ------------  ------------    ------------   ------------
    Net gain (loss) on investments ........        675,237    (3,431,075)        190,688        275,748
                                              ------------  ------------    ------------   ------------
  Reinvested capital gains ................           --         662,022          55,207           --
                                              ------------  ------------    ------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   $    674,907    (2,654,745)        271,011        275,580
                                              ============  ============    ============   ============



                                                                     NSATEmMGM                                       NSATGTecGM
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        641,425            --              --             9,643            --
  Cost of mutual fund shares sold ...............       (644,443)           --              --           (14,069)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,018)           --              --            (4,426)           --
  Change in unrealized gain (loss)
    on investments ..............................            336            --              --          (195,957)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         (2,682)           --              --          (200,383)           --
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --            10,013            --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,682)           --              --          (190,370)           --
                                                    ============    ============    ============    ============    ============

                                                      NSATGTecGM                     NSATIntGGm
                                                    ------------   ---------------------------------------------
                                                        1998            2000            1999              1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........           --           355,202            --              --
  Cost of mutual fund shares sold ...............           --          (354,541)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........           --               661            --              --
  Change in unrealized gain (loss)
    on investments ..............................           --               260            --              --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............           --               921            --              --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        --               921            --              --
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   JanACapApS                                  JanAGlTchS
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   135,185           --             --           94,337           --
  Mortality and expense risk charges (note 3) ...        (5,130)          --             --           (5,864)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       130,055           --             --           88,473           --
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,667,595           --             --        6,627,712           --
  Cost of mutual fund shares sold ...............    (3,199,056)          --             --       (8,282,161)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (531,461)          --             --       (1,654,449)          --
  Change in unrealized gain (loss)
    on investments ..............................    (3,401,482)          --             --       (5,609,957)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (3,932,943)          --             --       (7,264,406)          --
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,802,888)          --             --       (7,175,933)          --
                                                    ===========    ===========    ===========    ===========    ===========

                                                     JanAGlTchS                       JanAintGrS
                                                    --------------    ----------------------------------------
                                                            1998           2000          1999           1998
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --          482,954           --             --
  Mortality and expense risk charges (note 3) ...             --           (5,407)          --             --
                                                       -----------    -----------    -----------    -----------
    Net investment income .......................             --          477,547           --             --
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........             --        8,802,259           --             --
  Cost of mutual fund shares sold ...............             --      (10,182,763)          --             --
                                                       -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........             --       (1,380,504)          --             --
  Change in unrealized gain (loss)
    on investments ..............................             --       (2,809,392)          --             --
                                                       -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............             --       (4,189,896)          --             --
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             --             --             --             --
                                                       -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      --       (3,712,349)          --             --
                                                       ===========    ===========    ===========    ===========

                                                                    NSATBalJPM                              NSATCapAp
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   172,981         80,095          9,854         41,174         96,180
  Mortality and expense risk charges (note 3) ...        (5,434)        (1,605)           (51)       (10,414)        (2,498)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       167,547         78,490          9,803         30,760         93,682
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,501,271      2,788,299        316,297      6,534,873      4,176,681
  Cost of mutual fund shares sold ...............    (5,437,733)    (2,830,503)      (315,924)    (7,187,743)    (3,638,494)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        63,538        (42,204)           373       (652,870)       538,187
  Change in unrealized gain (loss)
    on investments ..............................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,090)       (75,267)        23,179    (11,994,090)    (1,099,512)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --              495          2,184      4,845,304      1,352,393
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (10,543)         3,718         35,166     (7,118,026)       346,563
                                                    ===========    ===========    ===========    ===========    ===========

                                                      NSATCapAp                      NSATEqIFED
                                                    ------------    ----------------------------------------
                                                         1998           2000          1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    14,834         15,802          1,722            896
  Mortality and expense risk charges (note 3) ...           (440)        (1,543)           (71)           (17)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................         14,394         14,259          1,651            879
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........        703,904      1,130,737        116,995         18,085
  Cost of mutual fund shares sold ...............       (686,965)    (1,084,332)      (100,117)       (17,928)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         16,939         46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ..............................        469,266       (334,972)        84,114         15,021
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        486,205       (288,567)       100,992         15,178
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        174,093           --              202          2,636
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   674,692       (274,308)       102,845         18,693
                                                     ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                     NSATGlob50                                      NSATGvtBd
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    199,386           8,364           1,950       2,182,498         798,788
  Mortality and expense risk charges (note 3) ...        (37,311)        (10,207)            (34)        (99,138)        (37,827)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        162,075          (1,843)          1,916       2,083,360         760,961
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      5,122,679       1,039,009          57,978       5,456,678      10,418,680
  Cost of mutual fund shares sold ...............     (5,037,852)       (930,501)        (57,852)     (5,620,925)    (11,072,171)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         84,827         108,508             126        (164,247)       (653,491)
  Change in unrealized gain (loss)
    on investments ..............................     (4,336,580)        997,392          38,188       2,189,054        (442,511)
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,251,753)      1,105,900          38,314       2,024,807      (1,096,002)
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        945,098         456,545           3,213            --            35,939
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (3,144,580)      1,560,602          43,443       4,108,167        (299,102)
                                                    ============    ============    ============    ============    ============
                                                      NSATGvtBd                          NSATHiIFED
                                                    -------------     --------------------------------------------
                                                         1998             2000            1999             1998
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     83,382       1,119,466         308,481          22,707
  Mortality and expense risk charges (note 3) ...             (327)         (9,331)         (3,120)            (68)
                                                      ------------    ------------    ------------    ------------
    Net investment income .......................           83,055       1,110,135         305,361          22,639
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        1,043,507       3,240,993         689,933         206,929
  Cost of mutual fund shares sold ...............       (1,033,771)     (3,550,410)       (687,767)       (213,860)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            9,736        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ..............................          (84,436)     (1,573,020)       (155,595)          7,941
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          (74,700)     (1,882,437)       (153,429)          1,010
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           22,403            --               645            --
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $     30,758        (772,302)        152,577          23,649
                                                      ============    ============    ============    ============




                                                                     NSATMCpSTR                               NSATMCIxDR
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --            24,820           1,219
  Mortality and expense risk charges (note 3) ...        (36,857)         (2,128)            (30)         (1,304)             (9)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (36,857)         (2,128)            (30)         23,516           1,210
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     10,455,471       2,132,323         150,535       3,068,344         104,264
  Cost of mutual fund shares sold ...............     (9,038,986)     (1,804,973)       (150,564)     (2,777,066)        (89,446)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,416,485         327,350             (29)        291,278          14,818
  Change in unrealized gain (loss)
    on investments ..............................     (7,958,483)      1,323,586          48,847        (336,854)         51,305
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (6,541,998)      1,650,936          48,818         (45,576)         66,123
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        922,208         515,885            --           238,697          47,431
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (5,656,647)      2,164,693          48,788         216,637         114,764
                                                    ============    ============    ============    ============    ============

                                                      NSATMCIxDR                      NSATMMkt
                                                    ------------     --------------------------------------------
                                                        1998             2000            1999             1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        782      10,355,160       3,376,535         506,347
  Mortality and expense risk charges (note 3) ...             (21)       (307,209)       (139,891)         (1,751)
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................             761      10,047,951       3,236,644         504,596
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........          48,915     263,535,916     104,229,444      44,230,768
  Cost of mutual fund shares sold ...............         (51,817)   (263,535,916)   (104,229,444)    (44,230,768)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          (2,902)           --              --              --
  Change in unrealized gain (loss)
    on investments ..............................          29,815            --              --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          26,913            --              --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................            --              --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     27,674      10,047,951       3,236,644         504,596
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   NSATMBdMAS                              NSATSmCapG
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 1,380,209        405,079         20,456           --             --
  Mortality and expense risk charges (note 3) ...       (35,618)        (8,904)           (64)        (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................     1,344,591        396,175         20,392         (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     1,457,359        824,473        678,560      4,671,162     11,249,953
  Cost of mutual fund shares sold ...............    (1,524,119)      (850,875)      (682,489)    (4,701,490)   (11,295,118)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (66,760)       (26,402)        (3,929)       (30,328)       (45,165)
  Change in unrealized gain (loss)
    on investments ..............................      (112,147)      (125,056)           781     (1,279,267)     1,020,705
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,907)      (151,458)        (3,148)    (1,309,595)       975,540
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              691         72,445        101,886
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 1,165,684        244,717         17,935     (1,238,943)     1,077,395
                                                    ===========    ===========    ===========    ===========    ===========
                                                      NSATSmCapG                         NSATSmCapV
                                                    -------------   ------------------------------------------
                                                           1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --             --             --             --
  Mortality and expense risk charges (note 3) ...           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........           --        5,713,553      1,400,366        119,432
  Cost of mutual fund shares sold ...............           --       (5,334,666)    (1,184,849)      (127,976)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           --          378,887        215,517         (8,544)
  Change in unrealized gain (loss)
    on investments ..............................           --       (2,383,146)      (194,598)       118,603
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............           --       (2,004,259)        20,919        110,059
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --        2,830,882        651,318           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      --          820,116        671,628        109,987
                                                     ===========    ===========    ===========    ===========




                                                                    NSATSmCo                                NSATStrVal
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     6,404           --             --           12,032          5,676
  Mortality and expense risk charges (note 3) ...       (24,879)        (4,091)          (112)          (439)          (137)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       (18,475)        (4,091)          (112)        11,593          5,539
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,986,277      1,854,552        303,745      6,700,644        173,459
  Cost of mutual fund shares sold ...............    (4,024,143)    (1,415,009)      (310,124)    (6,640,337)      (155,571)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........     1,962,134        439,543         (6,379)        60,307         17,888
  Change in unrealized gain (loss)
    on investments ..............................    (6,709,330)     2,711,547        132,974         33,455        (70,115)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (4,747,196)     3,151,090        126,595         93,762        (52,227)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     6,779,344        500,536           --             --           22,264
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,013,673      3,647,535        126,483        105,355        (24,424)
                                                    ===========    ===========    ===========    ===========    ===========

                                                    NSATStrVal                     NSATTotRtn
                                                   ------------   ------------------------------------------
                                                         1998           2000            1999           1998
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     1,052        193,418         96,396         27,487
  Mortality and expense risk charges (note 3) ...          (24)        (5,805)          (606)          (578)
                                                   -----------    -----------    -----------    -----------
    Net investment income .......................        1,028        187,613         95,790         26,909
                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       81,326      3,055,349        806,876      1,201,208
  Cost of mutual fund shares sold ...............      (89,165)    (2,710,595)      (784,668)    (1,222,228)
                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (7,839)       344,754         22,208        (21,020)
  Change in unrealized gain (loss)
    on investments ..............................       43,881    (13,348,541)       (33,899)       283,836
                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       36,042    (13,003,787)       (11,691)       262,816
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         --       11,991,779        809,302        321,440
                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    37,070       (824,395)       893,401        611,165
                                                   ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                      NBAMTGuard                              NBAMTMCGr
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     16,882           3,977            --              --              --
  Mortality and expense risk charges (note 3) ...         (1,965)           (679)            (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................         14,917           3,298             (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      1,626,130         807,995         117,578      13,583,260       7,840,757
  Cost of mutual fund shares sold ...............     (1,517,104)       (670,629)       (123,077)     (9,016,924)     (6,652,007)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        109,026         137,366          (5,499)      4,566,336       1,188,750
  Change in unrealized gain (loss)
    on investments ..............................       (185,904)         77,047          82,886     (10,290,829)      3,039,884
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (76,878)        214,413          77,387      (5,724,493)      4,228,634
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --             6,497          37,807
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (61,961)        217,711          77,304      (5,759,602)      4,258,978
                                                    ============    ============    ============    ============    ============


                                                   BAMTMCGr                         NBAMTPart
                                                   ------------    ----------------------------------------------
                                                       1998           2000            1999           1998
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            55,679          56,853             114
  Mortality and expense risk charges (note 3) ...  $        (52)         (5,009)         (2,109)           (290)
                                                   ------------    ------------    ------------    ------------
    Net investment income .......................           (52)         50,670          54,744            (176)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........       140,913       3,401,374         787,143         862,257
  Cost of mutual fund shares sold ...............      (137,009)     (3,678,166)       (785,895)       (875,740)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         3,904        (276,792)          1,248         (13,483)
  Change in unrealized gain (loss)
    on investments ..............................       176,285        (888,222)        196,040         255,133
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       180,189      (1,165,014)        197,288         241,650
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          --         1,184,100          98,874           3,599
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    180,137          69,756         350,906         245,073
                                                   ============    ============    ============    ============



                                                                   OppAggGrVA                                OppCapApVA
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --                26          26,876          10,044
  Mortality and expense risk charges (note 3) ...        (52,493)         (2,942)            (80)        (35,238)         (4,168)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (52,493)         (2,942)            (54)         (8,362)          5,876
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     13,833,125       1,971,772         120,154       6,304,788         993,762
  Cost of mutual fund shares sold ...............     (9,344,555)     (1,353,384)       (118,908)     (4,511,928)       (802,267)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,488,570         618,388           1,246       1,792,860         191,495
  Change in unrealized gain (loss)
    on investments ..............................    (19,721,439)      2,906,737         155,404      (5,403,446)      2,561,317
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (15,232,869)      3,525,125         156,650      (3,610,586)      2,752,812
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        950,033            --               270       1,434,225         110,334
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(14,335,329)      3,522,183         156,866      (2,184,723)      2,869,022
                                                    ============    ============    ============    ============    ============
                                                     OppCapApVA                      OppGlSecVA
                                                    ------------     --------------------------------------------
                                                         1998           2000            1999           1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $          8            --              --              --
  Mortality and expense risk charges (note 3) ...            (142)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................            (134)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........         412,555       3,569,728            --              --
  Cost of mutual fund shares sold ...............        (391,820)     (3,708,378)           --              --
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          20,735        (138,650)           --              --
  Change in unrealized gain (loss)
    on investments ..............................         255,097          70,484            --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         275,832         (68,166)           --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................             101            --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    275,799         (69,217)           --              --
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                                  OppMGrInVA                                       StOpp2
                                                  ----------------------------------------     ------------------------------------
                                                     2000           1999            1998           2000            1999       1998
                                                  -----------    -----------    -----------    -----------    ----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    38,554         10,187             29           --            --           --
  Mortality and expense risk charges (note 3) .       (10,265)        (2,014)          (113)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net investment income .....................        28,289          8,173            (84)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------

  Proceeds from mutual funds shares sold ......     1,958,100        570,677        698,919      2,262,742          --           --
  Cost of mutual fund shares sold .............    (1,608,534)      (582,947)      (718,580)    (2,255,273)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Realized gain (loss) on investments .......       349,566        (12,270)       (19,661)         7,469          --           --
  Change in unrealized gain (loss)
    on investments ............................    (2,767,885)       713,752         80,325       (478,402)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net gain (loss) on investments ............    (2,418,319)       701,482         60,664       (470,933)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
  Reinvested capital gains ....................       509,013         17,163            645        501,505          --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .....   $(1,881,017)       726,818         61,225         29,123          --           --
                                                 ===========    ===========    ===========    ===========    ==========   =========

                                                              NSATGFocTU
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --
  Mortality and expense risk charges (note 3) ...          --             --             --
                                                    -----------    -----------    -----------
    Net investment income .......................          --             --             --
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       290,188           --             --
  Cost of mutual fund shares sold ...............      (317,405)          --             --
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (27,217)          --             --
  Change in unrealized gain (loss)
    on investments ..............................        (4,210)          --             --
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (31,427)          --             --
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (31,427)          --             --
                                                    ===========    ===========    ===========

                                                                    MSUEmMkt                                       MSUMCapGr
                                                    ----------------------------------------   -------------------------------------
                                                       2000         1999            1998           2000            1999       1998
                                                    -----------  -----------    -----------    -----------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   151,314       85,097         18,594           --            --         --
  Mortality and expense risk charges (note 3) ...          (963)        (166)           (11)          (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net investment income .......................       150,351       84,931         18,583           (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------

  Proceeds from mutual funds shares sold ........     1,344,335      218,023        268,442        769,277          --         --
  Cost of mutual fund shares sold ...............    (1,256,230)    (200,881)      (301,322)      (782,583)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Realized gain (loss) on investments .........        88,105       17,142        (32,880)       (13,306)         --         --
  Change in unrealized gain (loss)
    on investments ..............................      (119,691)      20,955         (7,323)       (98,350)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net gain (loss) on investments ..............       (31,586)      38,097        (40,203)      (111,656)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
  Reinvested capital gains ......................          --           --             --              800          --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   118,765      123,028        (21,620)      (111,018)         --         --
                                                    ===========  ===========    ===========    ===========    ========== ==========

                                                                    MSUUSRealE
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   265,214         54,408             34
  Mortality and expense risk charges (note 3) ...        (2,123)        (1,163)           (50)
                                                    -----------    -----------    -----------
    Net investment income .......................       263,091         53,245            (16)
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........    10,682,231     10,399,298        357,742
  Cost of mutual fund shares sold ...............   (10,383,636)   (10,439,502)      (388,797)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ..............................       155,839       (130,048)        27,306
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       454,434       (170,252)        (3,749)
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................        25,130           --              339
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   742,655       (117,007)        (3,426)
                                                    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   VEWwEmgMkt                             VEWwHrdAst
                                                    -----------------------------------------    ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --            6,160          2,469
  Mortality and expense risk charges (note 3) ...        (1,640)          (139)           (20)          (124)          (295)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................        (1,640)          (139)           (20)         6,036          2,174
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,541,759      1,092,848         70,482      6,042,759        718,765
  Cost of mutual fund shares sold ...............    (8,950,297)      (857,511)       (84,625)    (6,013,577)      (692,370)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (408,538)       235,337        (14,143)        29,182         26,395
  Change in unrealized gain (loss)
    on investments ..............................    (1,655,251)       663,413         18,347         20,687         22,444
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,063,789)       898,750          4,204         49,869         48,839
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(2,065,429)       898,611          4,184         55,905         51,013
                                                    ===========    ===========    ===========    ===========    ===========
                                                      VEWwHrdAst                     WPTGloPVC
                                                   ------------      ----------------------------------------
                                                          1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --           25,366         10,150          4,521
  Mortality and expense risk charges (note 3) ...            (11)        (2,889)        (1,209)           (50)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................            (11)        22,477          8,941          4,471
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         46,572      1,991,744        372,724        345,457
  Cost of mutual fund shares sold ...............        (49,623)    (1,898,600)      (375,164)      (337,050)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         (3,051)        93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ..............................         (2,102)        87,894         (2,238)         5,870
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         (5,153)       181,038         (4,678)        14,277
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --           23,283         18,278           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,164)       226,798         22,541         18,748
                                                     ===========    ===========    ===========    ===========

                                                                    WPTInteq
                                                    -----------------------------------------
                                                       2000           1999            1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    12,900         19,282          2,873
  Mortality and expense risk charges (note 3) ...        (1,340)           (81)           (42)
                                                    -----------    -----------    -----------
    Net investment income .......................        11,560         19,201          2,831
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       992,359        785,974        277,515
  Cost of mutual fund shares sold ...............      (749,434)      (670,363)      (301,573)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       242,925        115,611        (24,058)
  Change in unrealized gain (loss)
    on investments ..............................    (1,294,832)       581,395         30,323
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (1,051,907)       697,006          6,265
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................       310,165           --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (730,182)       716,207          9,096
                                                    ===========    ===========    ===========

                                                                        WPTValue
                                                     ----------------------------------------
                                                         2000            1999           1998
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --             --             --
  Mortality and expense risk charges (note 3) ...         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------
    Net investment income .......................         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........      1,772,806        364,939         87,326
  Cost of mutual fund shares sold ...............     (1,546,982)      (278,265)       (89,432)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments .........        225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ..............................       (716,480)       208,276         29,961
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ..............       (490,656)       294,950         27,855
                                                     -----------    -----------    -----------
  Reinvested capital gains ......................        141,743           --             --
                                                     -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (350,112)       294,796         27,842
                                                     ===========    ===========    ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            Total                                       ACVPincGr
                                      ---------------------------------------------- ----------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                      --------------  --------------  --------------  --------------   -------------  -------------
INVESTMENT ACTIVITY:
  Net investment income............... $  19,565,651       6,402,662         788,473          56,216          (4,525)       5,039
  Realized gain (loss) on investments     16,571,418       6,807,752        (271,660)         63,909         266,293         1,755
  Change in unrealized gain (loss)
    on investments....................  (178,984,942)     42,568,531       6,208,888      (2,277,235)        692,513       125,007
  Reinvested capital gains............    50,385,356       6,941,880         597,466               -               -             -
                                      --------------  --------------  --------------  --------------   -------------  ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......   (92,462,517)     62,720,825       7,323,167      (2,157,110)        954,281       131,801
                                      --------------  --------------  --------------  --------------   -------------  ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................    947,537,536     515,112,072     106,894,981       9,141,279       4,843,884       168,731
  Transfers between funds.............              -               -               -       7,485,967       5,659,068       959,762
  Surrenders..........................    (10,694,705)     (2,953,250)       (205,540)       (307,329)        (25,955)          (64)
  Death benefits......................        (65,736)       (165,946)              -          (1,577)         (1,531)            -
  Policy loans (net of repayments)
    (note 5)..........................     (9,821,909)     (4,792,558)     (1,093,563)        (57,111)        (99,683)            -
  Deductions for surrender charges
    (note 2d).........................     (1,692,311)       (378,228)         (2,405)        (48,631)         (3,324)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................    (63,687,230)    (28,207,228)     (4,765,148)     (1,117,246)       (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts.............     (1,989,545)       (882,295)       (148,735)        (32,044)        (13,701)         (985)
    MSP contracts.....................       (359,299)        (49,709)           (535)         (6,176)         (1,582)           (4)
    SL contracts......................       (165,436)        (99,794)        (12,520)         (4,637)         (1,422)          (83)
                                       --------------  --------------  --------------  --------------   -------------  ------------
      Net equity transactions.........    859,061,365     477,583,064     100,666,535      15,052,495       9,945,128     1,103,635
                                       --------------  --------------  --------------  --------------   -------------  ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY......................    766,598,848     540,303,889     107,989,702      12,895,385      10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...........................    648,293,593     107,989,704               -      12,134,845       1,235,436             -
                                       --------------  --------------  --------------  --------------   -------------  ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD........................... $1,414,892,441     648,293,593     107,989,702      25,030,230      12,134,845     1,235,436
                                       ==============  ==============  ==============  ==============   =============  ============


CHANGES IN UNITS:
  Beginning units..............         50,045,344       9,506,248               -         874,749          97,382                -
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Units purchased..............        109,550,329      66,964,330      16,180,186       1,358,922         990,326           99,550
  Units redeemed...............        (43,498,824)    (26,425,234)     (6,673,938)       (125,099)       (212,959)          (2,168
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Ending units.................        116,096,849      50,045,344       9,506,248       2,108,572         874,749           97,382
                                      ============  ==============  ==============  ==============   =============   ==============
                                                          ACVPint
                                        -----------------------------------------------
                                            2000            1999               1998
                                        --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........ ........ $     (14,005)         (3,029)            182
  Realized gain (loss) on investments ..     2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments......................   (10,029,310)      4,031,727         159,768
  Reinvested capital gains..............       445,800               -           3,644
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........    (6,749,598)      4,656,762         162,704
                                        --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.....................     17,266,035       3,440,338         489,914
  Transfers between funds...............     20,394,660       5,542,573       1,905,042
  Surrenders............................       (174,891)         (6,193)              -
  Death benefits........................         (5,691)         (3,352)              -
  Policy loans (net of repayments)
    (note 5)............................       (199,083)       (114,731)         (2,833)
  Deductions for surrender charges
    (note 2d)...........................        (27,674)           (793)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................     (1,602,834)       (514,310)        (73,254)
  Asset charges (note 3):
    FPVUL & VEL contracts...............        (60,820)        (21,791)         (2,574)
    MSP contracts.......................         (7,381)           (570)             (9)
    SL contracts........................         (7,846)         (1,478)           (217)
                                         --------------  --------------  --------------
      Net equity transactions...........     35,574,475       8,319,693       2,316,069
                                         --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY........................     28,824,877      12,976,455       2,478,773
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.............................     15,455,228       2,478,773               -
                                         --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD............................. $   44,280,105      15,455,228       2,478,773
                                         ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units..............                 830,394         209,297               -
                                         --------------  --------------  --------------
  Units purchased..............               2,368,251         682,334         216,428
  Units redeemed...............                (135,307)        (61,237)         (7,131)
                                         --------------  --------------  --------------
  Ending units.................               3,063,338         830,394         209,297
                                         ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          ACVPValue                                        DrySRGr
                                         --------------------------------------------   -----------------------------------------
                                             2000            1999            1998            2000            1999            1998
                                         ------------    ------------    ------------   ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     26,769           8,355             125        127,586             190         2,018
  Realized gain (loss) on investments           5,242         (38,029)         (4,170)       286,804         137,365        13,110
  Change in unrealized gain (loss)
    on investments ...................        865,295        (142,040)         28,277     (2,392,732)        901,808       108,355
  Reinvested capital gains ...........         74,870          85,768           1,997           --           279,678        47,900
                                         ------------    ------------    ------------   ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        972,176         (85,946)         26,229     (1,978,342)      1,319,041       171,383
                                         ------------    ------------    ------------   ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      2,380,936         698,376         218,019      5,340,142       2,335,241       544,259
  Transfers between funds ............      2,477,656         905,970         409,201      6,492,229       4,065,765       721,262
  Surrenders .........................       (104,084)         (7,715)            (20)      (161,374)        (13,484)          (97)
  Death benefits .....................           --              --              --           17,714         (18,063)         --
  Policy loans (net of repayments)
    (note 5) .........................         (8,731)        (15,452)         (1,893)      (253,461)        (33,299)       (1,497)
  Deductions for surrender charges
    (note 2d) ........................        (16,470)           (988)           --          (25,536)         (1,727)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (264,459)       (132,120)        (23,676)    (1,388,349)       (506,680)      (61,633)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,699)         (5,363)           (827)       (49,907)        (17,385)       (1,607)
    MSP contracts ....................           (992)           (203)             (3)        (4,193)           (332)           (6)
    SL contracts .....................           (751)           (147)            (70)        (2,607)           (913)         (135)
                                         ------------    ------------    ------------   ------------    ------------    ----------
      Net equity transactions ........      4,452,406       1,442,358         600,731      9,964,658       5,809,123     1,200,545
                                         ------------    ------------    ------------   ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,424,582       1,356,412         626,960      7,986,316       7,128,164     1,371,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,983,372         626,960            --        8,500,092       1,371,928          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  7,407,954       1,983,372         626,960     16,486,408       8,500,092     1,371,928
                                         ============    ============    ============   ============    ============    ==========


CHANGES IN UNITS:
  Beginning units ....................        193,386          59,864            --          509,172         106,093          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Units purchased ....................        464,887         171,328          62,522        741,714         445,091       111,810
  Units redeemed .....................        (40,889)        (37,806)         (2,658)      (118,327)        (42,012)       (5,717)
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Ending units .......................        617,384         193,386          59,864      1,132,559         509,172       106,093
                                         ============    ============    ============   ============    ============    ==========

                                                           DryStkIx
                                        -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,474,581         613,975          63,670
  Realized gain (loss) on investments       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ...................    (27,898,576)     11,117,238       1,455,019
  Reinvested capital gains ...........      3,654,055         672,634          12,311
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (19,184,254)     13,016,584       1,457,787
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     68,654,997      41,330,848       3,047,695
  Transfers between funds ............     72,727,790      57,817,925      10,358,645
  Surrenders .........................     (1,341,027)       (626,906)           (430)
  Death benefits .....................          2,224         (24,555)           --
  Policy loans (net of repayments)
    (note 5) .........................       (792,260)       (192,790)         (9,416)
  Deductions for surrender charges
    (note 2d) ........................       (212,202)        (80,289)             (5)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (8,955,356)     (4,045,059)       (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (279,995)       (134,875)        (15,073)
    MSP contracts ....................        (49,600)         (4,126)            (54)
    SL contracts .....................        (28,362)        (11,443)         (1,269)
                                         ------------    ------------    ------------
      Net equity transactions ........    129,726,209      94,028,730      12,916,783
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    110,541,955     107,045,314      14,374,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    121,419,884      14,374,570            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $231,961,839     121,419,884      14,374,570
                                         ============    ============    ============


CHANGES IN UNITS:
  Beginning units ....................      8,707,267       1,136,754            --
                                         ------------    ------------    ------------
  Units purchased ....................     11,088,744       7,959,543       1,180,333
  Units redeemed .....................       (888,358)       (389,030)        (43,579)
                                         ------------    ------------    ------------
  Ending units .......................     18,907,653       8,707,267       1,136,754
                                         ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                   DryEuroEq                                         DryVApp
                                         --------------------------------------------   -----------------------------------------
                                            2000            1999            1998             2000          1999           1998
                                         -----------    -----------    --------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     2,393            266              --         147,948         82,323          7,508
  Realized gain (loss) on investments        (61,506)           360              --         353,748        369,370           (894)
  Change in unrealized gain (loss)
    on investments ...................        26,273          9,997              --      (1,102,409)       649,339        150,742
  Reinvested capital gains ...........        39,799          1,251              --         355,671         68,742           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         6,959         11,874              --        (245,042)     1,169,774        157,356
                                         -----------    -----------    --------------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       298,004          8,625              --      13,754,528     12,955,621        381,182
  Transfers between funds ............     1,063,297        114,306              --       1,480,475      4,076,889      1,070,054
  Surrenders .........................           (23)          --                --        (176,111)       (56,786)           (44)
  Death benefits .....................          --             --                --            --           (6,440)          --
  Policy loans (net of repayments)
    (note 5) .........................          (310)          --                --        (114,896)       (32,681)          (289)
  Deductions for surrender charges
    (note 2d) ........................            (4)          --                --         (27,867)        (7,273)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (41,463)           (92)             --      (1,277,668)      (701,318)       (58,099)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (1,518)           (32)             --         (33,727)       (17,976)        (1,594)
    MSP contracts ....................          (296)            (8)             --          (5,950)          (683)            (6)
    SL contracts .....................          (300)          --                --          (1,121)        (1,755)          (134)
                                         -----------    -----------    --------------   -----------    -----------    -----------
      Net equity transactions ........     1,317,387        122,799              --      13,597,663     16,207,598      1,391,069
                                         -----------    -----------    --------------   -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,324,346        134,673              --      13,352,621     17,377,372      1,548,425
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       134,673           --                --      18,925,797      1,548,425           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 1,459,019        134,673              --      32,278,418     18,925,797      1,548,425
                                         ===========    ===========    ==============   ===========    ===========    ===========


CHANGES IN UNITS:

  Beginning units ....................        10,415           --                --       1,466,981        120,461           --
                                         -----------    -----------    --------------   -----------    -----------    -----------

  Units purchased ..................         110,285         10,455              --       1,345,193      1,811,470        125,573

  Units redeemed ...................          (5,477)           (40)             --        (224,132)      (464,950)        (5,112)
                                         -----------    -----------    --------------   -----------    -----------    -----------
  Ending units .......................       115,223         10,415             --        2,588,042      1,466,981        120,461
                                         ===========    ===========    ==============   ===========    ===========    ===========


                                                         FedQualBd2
                                           ---------------------------------------------
                                                2000            1999            1998
                                           -----------    -----------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............         248,090         (3,162)             --
  Realized gain (loss) on investments          126,755         (1,907)             --
  Change in unrealized gain (loss)
    on investments ...................       2,975,611         40,201              --
  Reinvested capital gains ...........            --             --                --
                                           -----------    -----------    --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       3,350,456         35,132              --
                                           -----------    -----------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      18,965,217      3,119,190              --
  Transfers between funds ............      19,532,260      8,049,110              --
  Surrenders .........................            --             --                --
  Death benefits .....................          (5,851)          --                --
  Policy loans (net of repayments)
    (note 5) .........................          (6,815)          --                --
  Deductions for surrender charges
    (note 2d) ........................            --             --                --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (606,106)       (20,060)             --
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (2,155)           (31)             --
    MSP contracts ....................            (611)           (21)             --
    SL contracts .....................            (235)          --                --
                                           -----------    -----------    --------------
      Net equity transactions ........      37,875,704     11,148,188              --
                                           -----------    -----------    --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      41,226,160     11,183,320              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      11,183,320           --                --
                                           -----------    -----------    --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      52,409,480     11,183,320              --
                                           ===========    ===========    ==============


CHANGES IN UNITS:

  Beginning units ....................       1,133,916           --                --

  Units purchased ......................     3,748,621      1,141,400              --

  Units redeemed .......................       (63,800)        (7,484)             --
                                           -----------    -----------    --------------

  Ending units .......................       4,818,737      1,133,916              --
                                           ===========    ===========    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FIDVEQINS                                         FIDVGRS
                                       --------------------------------------------    --------------------------------------------
                                           2000            1999          1998             2000            1999            1998
                                       ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .............. $    262,884          93,800          (402)        (60,006)         (4,278)           (249)
  Realized gain (loss) on investments      (546,971)        303,591       (35,087)      1,245,093         146,210           8,500
  Change in unrealized gain (loss)
    on investments ...................    1,470,791        (277,459)      449,182     (19,309,179)      6,093,883         480,684
  Reinvested capital gains ...........    1,063,019         214,564          --         5,556,689         543,154            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    2,249,723         334,496       413,693     (12,567,403)      6,778,969         488,935
                                       ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    7,850,333       4,448,956     1,622,388      37,211,019      13,666,314         742,777
  Transfers between funds ............    4,967,158       6,896,656     3,964,871      39,402,444      20,406,545       2,489,085
  Surrenders .........................     (341,944)        (80,452)         (401)       (572,831)        (63,057)         (1,445)
  Death benefits .....................       (6,617)         (1,391)         --           (17,086)        (10,491)           --
  Policy loans (net of repayments)
    (note 5) .........................     (315,976)       (144,802)       (6,242)       (799,676)       (177,397)         (5,968)
  Deductions for surrender charges
    (note 2d) ........................      (54,109)        (10,304)           (5)        (90,644)         (8,076)            (17)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................   (1,698,463)     (1,124,439)     (217,638)     (5,241,119)     (1,671,275)       (140,842)
  Asset charges (note 3):
    FPVUL & VEL contracts ............      (68,189)        (43,634)       (6,715)       (178,345)        (55,807)         (4,257)
    MSP contracts ....................       (4,739)         (1,965)          (24)        (24,381)         (2,486)            (15)
    SL contracts .....................       (5,991)         (1,316)         (565)        (12,861)         (3,848)           (358)
                                       ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........   10,321,463       9,937,309     5,355,669      69,676,520      32,080,422       3,078,960
                                       ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   12,571,186      10,271,805     5,769,362      57,109,117      38,859,391       3,567,895
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   16,041,167       5,769,362          --        42,427,286       3,567,895            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .......................... $ 28,612,353      16,041,167     5,769,362      99,536,403      42,427,286       3,567,895
                                       ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................    1,374,484         517,910          --         2,322,709         256,014            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................    1,252,718         975,907       540,577       4,664,500       2,192,613         268,539
  Units redeemed .....................     (329,618)       (119,333)      (22,667)       (425,983)       (125,918)        (12,525)
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................    2,297,584       1,374,484       517,910       6,561,226       2,322,709         256,014
                                       ============    ============  ============    ============    ============    ============

                                                            FIDVHIINS
                                          ---------------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         689,813         363,341            (245)
  Realized gain (loss) on investments       (1,172,059)       (114,464)        (53,784)
  Change in unrealized gain (loss)
    on investments ...................      (3,641,858)        103,063          37,295
  Reinvested capital gains ...........            --            13,640            --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (4,124,104)        365,580         (16,734)
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       7,533,788       2,442,012         685,592
  Transfers between funds ............       3,220,351       3,417,897       2,964,332
  Surrenders .........................        (716,896)        (30,819)           --
  Death benefits .....................            --            (1,204)           --
  Policy loans (net of repayments)
    (note 5) .........................          (1,732)       (134,160)         (1,581)
  Deductions for surrender charges
    (note 2d) ........................        (113,440)         (3,947)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (677,508)       (455,068)       (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (22,619)        (18,072)         (3,432)
    MSP contracts ....................          (3,871)         (1,135)            (12)
    SL contracts .....................          (2,510)         (1,596)           (289)
                                          ------------    ------------    ------------
      Net equity transactions ........       9,215,563       5,213,908       3,541,210
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       5,091,459       5,579,488       3,524,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       9,103,964       3,524,476            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      14,195,423       9,103,964       3,524,476
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................         895,631         368,766            --
                                          ------------    ------------    ------------
  Units purchased ....................       1,222,377         623,361         380,291
  Units redeemed .....................        (310,119)        (96,496)        (11,525)
                                          ------------    ------------    ------------
  Ending units .......................       1,807,889         895,631         368,766
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           FIDVOVSES                                      FIDVCONS
                                         ------------------------------------------    --------------------------------------------
                                              2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    167,888          11,251           (75)         65,914          22,353            (330)
  Realized gain (loss) on investments      (1,765,190)        730,465       (24,873)        528,352         214,850          26,824
  Change in unrealized gain (loss)
    on investments ...................     (4,479,931)      1,849,661        68,313      (6,926,956)      3,006,379         648,413
  Reinvested capital gains ...........      1,409,432          34,048          --         3,401,735         195,897            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (4,667,801)      2,625,425        43,365      (2,930,955)      3,439,479         674,907
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,505,042       1,371,398       233,314      13,331,258       6,884,353       1,117,315
  Transfers between funds ............      8,652,600       8,415,589       835,812      16,551,717      11,647,164       3,133,469
  Surrenders .........................       (105,541)        (26,372)          (16)       (475,190)       (454,009)           (165)
  Death benefits .....................        (10,322)           (308)         --           (21,261)         (4,599)           --
  Policy loans (net of repayments)
    (note 5) .........................        (59,458)        (21,644)       (1,574)       (383,633)       (155,019)         (2,052)
  Deductions for surrender charges
    (note 2d) ........................        (16,701)         (3,377)         --           (75,193)        (58,146)             (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,042,254)       (318,257)      (34,849)     (3,087,387)     (1,389,362)       (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (27,681)        (10,339)       (1,230)       (119,105)        (50,526)         (5,299)
    MSP contracts ....................         (7,325)           (724)           (4)        (13,801)         (1,103)            (19)
    SL contracts .....................         (2,147)           (955)         (103)         (4,789)         (2,492)           (446)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     15,886,213       9,405,011     1,031,350      25,702,616      16,416,261       4,069,639
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,218,412      12,030,436     1,074,715      22,771,661      19,855,740       4,744,546
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,105,151       1,074,715          --        24,600,286       4,744,546            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 24,323,563      13,105,151     1,074,715      47,371,947      24,600,286       4,744,546
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        897,019          95,893          --         1,555,137         365,486            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      1,314,737         863,392        99,416       2,019,106       1,338,819         381,598
  Units redeemed .....................       (114,723)        (62,266)       (3,523)       (278,479)       (149,168)        (16,112)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      2,097,033         897,019        95,893       3,295,764       1,555,137         365,486
                                         ============    ============  ============    ============    ============    ============

                                                              FIDVGROPS
                                           ---------------------------------------------
                                                 2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          114,308          25,116            (168)
  Realized gain (loss) on investments          (205,257)         53,554          12,948
  Change in unrealized gain (loss)
    on investments ...................       (3,225,818)        137,134         262,800
  Reinvested capital gains ...........          662,022          55,207            --
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (2,654,745)        271,011         275,580
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        4,026,349       3,045,388         584,874
  Transfers between funds ............        4,007,402       5,377,081       1,646,479
  Surrenders .........................         (106,913)       (191,409)            (36)
  Death benefits .....................          (14,827)         (1,216)           --
  Policy loans (net of repayments)
    (note 5) .........................         (182,797)        (42,620)             29
  Deductions for surrender charges
    (note 2d) ........................          (16,918)        (24,514)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (1,045,761)       (632,760)        (84,140)
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (39,737)        (23,008)         (2,917)
    MSP contracts ....................           (3,764)         (1,943)            (10)
    SL contracts .....................           (3,068)         (1,552)           (245)
                                           ------------    ------------    ------------
      Net equity transactions ........        6,619,966       7,503,447       2,144,034
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        3,965,221       7,774,458       2,419,614
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       10,194,072       2,419,614            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       14,159,293      10,194,072       2,419,614
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................          798,468         194,457            --
                                           ------------    ------------    ------------
  Units purchased ....................          797,422         679,802         202,309
  Units redeemed .....................         (236,089)        (75,791)         (7,852)
                                           ------------    ------------    ------------
  Ending units .......................        1,359,801         798,468         194,457
                                           ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATEMMGM                                        NSATGTECGM
                                         ----------------------------------------------  ------------------------------------------
                                                 2000            1999          1998             2000            1999         1998
                                         --------------    --------------  ------------  --------------   ---------   -------------
INVESTMENT ACTIVITY:
  Net investment income.......           $              -                -           -               -            -              -
  Realized gain (loss) on investments               (3,018)              -           -          (4,426)           -              -
  Change in unrealized gain (loss)
    on investments.............                        336               -           -        (195,957)           -              -
  Reinvested capital gains.....                          -               -           -          10,013            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                     (2,682)              -           -        (190,370)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        430               -           -          36,330            -              -
  Transfers between funds......                     23,571               -           -         719,894            -              -
  Surrenders...................                          -               -           -               -            -              -
  Death benefits...............                          -               -           -               -            -              -
  Policy loans (net of repayments)
    (note 5)...................                          -               -           -             (22)           -              -
  Deductions for surrender charges
    (note 2d)..................                          -               -           -               -            -              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                       (398)              -           -         (14,760)           -              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                        (17)              -           -            (358)           -              -
    MSP contracts..............                          -               -           -              (4)           -              -
    SL contracts...............                        (73)              -           -            (108)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
      Net equity transactions..                     23,513               -           -         740,972            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                     20,831               -           -         550,602            -              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                          -               -           -               -            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                    $20,831               -           -         550,602            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

CHANGES IN UNITS:
  Beginning units..............                          -               -           -               -                           -
                                            --------------  --------------  ----------  --------------   ----------   ------------
  Units purchased..............                      2,438               -           -          92,911            -              -
  Units redeemed...............                        (47)              -           -          (1,413)           -              -
                                             --------------  --------------  ----------  --------------   ----------   -----------
  Ending units.................                      2,391               -           -          91,498            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

                                                        NSATINTGGM
                                        ---------------------------------------------
                                             2000            1999            1998
                                        -------------  --------------  --------------
                                        C>
INVESTMENT ACTIVITY:
  Net investment income.......                       -               -               -
  Realized gain (loss) on investments              661               -               -
  Change in unrealized gain (loss)
    on investments.............                    260               -               -
  Reinvested capital gains.....                      -               -               -
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    921               -               -
                                        --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                  1,248               -               -
  Transfers between funds......                 23,447               -               -
  Surrenders...................                      -               -               -
  Death benefits...............                      -               -               -
  Policy loans (net of repayments)
    (note 5)...................                      -               -               -
  Deductions for surrender charges
    (note 2d)..................                      -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                   (576)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                    (20)              -               -
    MSP contracts..............                      -               -               -
    SL contracts...............                    (73)              -               -
                                        --------------  --------------  --------------
      Net equity transactions..                 24,026               -               -
                                        --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                 24,947               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      -               -               -
                                        --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                 24,947               -               -
                                        ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                    -                -               -
                                        --------------  --------------  --------------
  Units purchased..............                  2,770               -               -
  Units redeemed...............                    (73)              -               -
                                         --------------  --------------  --------------
  Ending units.................                  2,697               -               -
                                        ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  JANACAPAPS                                   JANAGLTCHS
                                                  ---------------------------------------------   --------------------------------
                                                         2000            1999            1998             2000            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........                   $      130,055               -               -          88,473               -
  Realized gain (loss) on investments                   (531,461)              -               -      (1,654,449)              -
  Change in unrealized gain (loss)
    on investments.............                       (3,401,482)              -               -      (5,609,957)              -
  Reinvested capital gains.....                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                       (3,802,888)              -               -      (7,175,933)              -
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        4,655,897               -               -       5,576,181               -
  Transfers between funds......                       22,374,018               -               -      18,371,062               -
  Surrenders...................                          (74,366)              -               -         (65,589)              -
  Death benefits...............                                -               -               -            (282)              -
  Policy loans (net of repayments)
    (note 5)...................                          (27,728)              -               -         (67,411)              -
  Deductions for surrender charges
    (note 2d)..................                          (11,767)              -               -         (10,379)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                         (892,334)              -               -        (930,882)              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                          (33,096)              -               -         (32,832)              -
    MSP contracts..............                           (4,072)              -               -          (5,353)              -
    SL contracts...............                           (1,406)              -               -            (670)              -
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                       25,985,146               -               -      22,833,845               -
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                       22,182,258               -               -      15,657,912               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                      $22,182,258               -               -      15,657,912               -
                                                  ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units..............                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
  Units purchased..............                        2,815,308               -               -       2,513,806               -
  Units redeemed...............                         (120,018)              -               -        (133,644)              -
                                                  --------------  --------------  --------------  --------------   -------------
  Ending units.................                        2,695,290               -               -       2,380,162               -

                                                  ==============  ==============  ==============  ==============   =============

                                                  JANAGLTCHS                        JANAINTGRS
                                               ---------------  ----------------------------------------------
                                                       1998            2000            1999            1998
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........                             -         477,547                -               -
  Realized gain (loss) on investments                        -      (1,380,504)              -               -
  Change in unrealized gain (loss)
    on investments.............                              -      (2,809,392)              -               -
  Reinvested capital gains.....                              -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                              -      (3,712,349)              -               -
                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                              -       3,860,854               -               -
  Transfers between funds......                              -      19,317,238               -               -
  Surrenders...................                              -         (64,857)              -               -
  Death benefits...............                              -          (1,321)              -               -
  Policy loans (net of repayments)
    (note 5)...................                              -         (44,077)              -               -
  Deductions for surrender charges
    (note 2d)..................                              -         (10,263)              -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                              -        (688,560)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                              -         (25,778)              -               -
    MSP contracts..............                              -          (2,921)              -               -
    SL contracts...............                              -            (733)              -               -
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                              -      22,339,582               -               -
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                              -      18,627,233               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -               -               -               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                              -      18,627,233               -               -
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                              -               -               -               -
                                                --------------  --------------  --------------  --------------
  Units purchased..............                              -       2,353,803               -               -
  Units redeemed...............                              -        (100,741)              -               -
                                                --------------  --------------  --------------  --------------
  Ending units.................                              -       2,253,062               -               -
                                                ==============  ==============  ==============  ==============

                                                                     (Continued)
                                       23

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  NSATBALJPM                                          NSATCAPAP
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............   $   167,547         78,490          9,803         30,760         93,682         14,394
  Realized gain (loss) on investments         63,538        (42,204)           373       (652,870)       538,187         16,939
  Change in unrealized gain (loss)
    on investments ...................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)       469,266
  Reinvested capital gains ...........          --              495          2,184      4,845,304      1,352,393        174,093
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (10,543)         3,718         35,166     (7,118,026)       346,563        674,692
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,988,633      1,611,897         87,905      8,485,213      9,062,429      1,531,297
  Transfers between funds ............     1,908,503      1,487,269        640,480      1,967,580      7,693,905      4,379,971
  Surrenders .........................      (157,913)      (107,959)          --         (306,983)      (206,070)          (118)
  Death benefits .....................       (11,305)          --             --           10,787        (17,696)          --
  Policy loans (net of repayments)
    (note 5) .........................       (49,949)       (10,080)        (2,200)      (245,557)       (72,988)           731
  Deductions for surrender charges
    (note 2d) ........................       (24,988)       (13,826)          --          (48,576)       (26,392)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (312,300)      (211,528)       (28,998)    (2,322,085)    (1,637,150)      (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (10,757)        (6,440)          (840)       (83,996)       (57,366)        (7,161)
    MSP contracts ....................        (2,649)          (439)            (3)        (5,475)        (1,785)           (26)
    SL contracts .....................        (1,847)          (638)           (71)        (4,898)        (1,205)          (603)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     3,325,428      2,748,256        696,273      7,446,010     14,735,682      5,638,882
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,314,885      2,751,974        731,439        327,984     15,082,245      6,313,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,483,413        731,439           --       21,395,819      6,313,574           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 6,798,298      3,483,413        731,439     21,723,803     21,395,819      6,313,574
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       327,982         67,709           --        1,644,036        485,911           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       449,447        353,956         70,786      1,198,867      1,379,462        509,866
  Units redeemed .....................      (129,366)       (93,683)        (3,077)      (494,498)      (221,337)       (23,955)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       648,063        327,982         67,709      2,348,405      1,644,036        485,911
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATEQIFED
                                          -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............         14,259          1,651            879
  Realized gain (loss) on investments          46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ...................       (334,972)        84,114         15,021
  Reinvested capital gains ...........           --              202          2,636
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (274,308)       102,845         18,693
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        473,028        100,722         28,736
  Transfers between funds ............      1,253,216        527,196        202,838
  Surrenders .........................         (6,869)          (207)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (32,403)        (1,768)          --
  Deductions for surrender charges
    (note 2d) ........................         (1,087)           (26)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (157,503)       (48,952)        (5,984)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,044)        (1,993)          (247)
    MSP contracts ....................           (589)           (80)            (1)
    SL contracts .....................           (503)           (77)           (21)
                                          -----------    -----------    -----------
      Net equity transactions ........      1,522,246        574,815        225,321
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,247,938        677,660        244,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        921,674        244,014           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      2,169,612        921,674        244,014
                                          ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         67,642         21,211           --
                                          -----------    -----------    -----------
  Units purchased ....................        135,367         51,440         21,799
  Units redeemed .....................        (22,437)        (5,009)          (588)
                                          -----------    -----------    -----------
  Ending units .......................        180,572         67,642         21,211
                                          ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATGLOB50                                      NSATGVTBD
                                         --------------------------------------------  --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                         ------------    ------------    ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    162,075          (1,843)          1,916     2,083,360         760,961          83,055
  Realized gain (loss) on investments          84,827         108,508             126      (164,247)       (653,491)          9,736
  Change in unrealized gain (loss)
    on investments ...................     (4,336,580)        997,392          38,188     2,189,054        (442,511)        (84,436)
  Reinvested capital gains ...........        945,098         456,545           3,213          --            35,939          22,403
                                         ------------    ------------    ------------  ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (3,144,580)      1,560,602          43,443     4,108,167        (299,102)         30,758
                                         ------------    ------------    ------------  ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     12,463,148       1,045,536          96,340    17,668,928       5,188,264         480,508
  Transfers between funds ............      2,956,853      12,602,010         374,760     9,887,594      10,824,196       4,241,272
  Surrenders .........................        (17,060)       (149,120)            (20)      (72,334)         (7,882)            (58)
  Death benefits .....................           --              (783)           --            (652)           (779)           --
  Policy loans (net of repayments)
    (note 5) .........................        (18,038)         (3,556)           (199)     (103,358)        (10,210)           (822)
  Deductions for surrender charges
    (note 2d) ........................         (2,700)        (19,098)           --         (11,446)         (1,010)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (486,956)       (215,865)        (19,705)   (1,298,442)       (747,310)        (51,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,018)         (4,771)           (571)      (21,054)        (13,896)         (2,112)
    MSP contracts ....................        (54,582)            (78)             (2)       (3,139)         (3,046)             (8)
    SL contracts .....................           (649)         (8,899)            (48)       (7,679)         (1,057)           (178)
                                         ------------    ------------    ------------  ------------    ------------    ------------
      Net equity transactions ........     14,829,998      13,245,376         450,555    26,038,418      15,227,270       4,667,150
                                         ------------    ------------    ------------  ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,685,418      14,805,978         493,998    30,146,585      14,928,168       4,697,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     15,299,976         493,998            --      19,626,076       4,697,908            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,985,394      15,299,976         493,998    49,772,661      19,626,076       4,697,908
                                         ============    ============    ============  ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      1,116,697          41,464            --       1,882,004         436,992            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Units purchased ....................      1,201,157       1,104,898          43,495     2,670,982       1,601,216         442,110
  Units redeemed .....................        (61,297)        (29,665)         (2,031)     (282,166)       (156,204)         (5,118)
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Ending units .......................      2,256,557       1,116,697          41,464     4,270,820       1,882,004         436,992
                                         ============    ============    ============  ============    ============    ============

                                                           NSATHIIFED
                                        --- -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      1,110,135         305,361          22,639
  Realized gain (loss) on investments        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ...................     (1,573,020)       (155,595)          7,941
  Reinvested capital gains ...........           --               645            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (772,302)        152,577          23,649
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      5,531,190       4,145,976         116,422
  Transfers between funds ............      2,945,536       3,041,733         850,224
  Surrenders .........................       (202,047)         (1,402)           --
  Death benefits .....................           (243)           --              --
  Policy loans (net of repayments)
    (note 5) .........................         27,348          (1,976)           --
  Deductions for surrender charges
    (note 2d) ........................        (31,972)           (180)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (295,849)       (134,672)        (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,820)         (4,222)           (756)
    MSP contracts ....................           (873)            (16)             (3)
    SL contracts .....................           (176)           (549)            (64)
                                         ------------    ------------    ------------
      Net equity transactions ........      7,967,094       7,044,692         947,368
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      7,194,792       7,197,269         971,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      8,168,286         971,017            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,363,078       8,168,286         971,017
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        805,022          92,454            --
                                         ------------    ------------    ------------
  Units purchased ....................        918,997         756,587          94,321
  Units redeemed .....................        (63,618)        (44,019)         (1,867)
                                         ------------    ------------    ------------
  Ending units .......................      1,660,401         805,022          92,454
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                        NSATMCPSTR                                      NSATMCIXDR
                                        --------------------------------------------    ------------------------------------------
                                            2000            1999            1998             2000          1999            1998
                                        ------------    ------------    ------------    ------------  ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $    (36,857)         (2,128)            (30)         23,516         1,210             761
  Realized gain (loss) on investments      1,416,485         327,350             (29)        291,278        14,818          (2,902)
  Change in unrealized gain (loss)
    on investments ...................    (7,958,483)      1,323,586          48,847        (336,854)       51,305          29,815
  Reinvested capital gains ...........       922,208         515,885            --           238,697        47,431            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,656,647)      2,164,693          48,788         216,637       114,764          27,674
                                        ------------    ------------    ------------    ------------  ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    11,164,429       2,422,960         106,807       1,349,384        29,706          38,598
  Transfers between funds ............    12,673,990       6,109,550         294,315       4,514,754       418,208         239,349
  Surrenders .........................      (176,519)         (8,289)           --            (1,416)         (445)           --
  Death benefits .....................          (276)         (1,613)           --              --            --              --
  Policy loans (net of repayments)
    (note 5) .........................      (111,058)        (24,425)           (514)         (1,227)       (3,245)           --
  Deductions for surrender charges
    (note 2d) ........................       (27,932)         (1,062)           --              (224)          (57)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................    (1,032,843)       (166,998)        (20,594)       (182,757)      (35,179)         (6,590)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (33,805)         (5,799)           (658)         (7,127)       (2,054)           (289)
    MSP contracts ....................        (2,152)            (79)             (2)         (2,018)          (35)             (1)
    SL contracts .....................        (1,262)           (147)            (55)           (272)          (34)            (24)
                                        ------------    ------------    ------------    ------------  ------------    ------------
      Net equity transactions ........    22,452,572       8,324,098         379,299       5,669,097       406,865         271,043
                                        ------------    ------------    ------------    ------------  ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    16,795,925      10,488,791         428,087       5,885,734       521,629         298,717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    10,916,878         428,087            --           820,346       298,717            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................  $ 27,712,803      10,916,878         428,087       6,706,080       820,346         298,717
                                        ============    ============    ============    ============  ============    ============

CHANGES IN UNITS:
  Beginning units ....................       580,219          37,396            --            61,224        26,958            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Units purchased ....................     1,233,405         556,514          39,590         399,626        37,816          27,645
  Units redeemed .....................       (97,413)        (13,691)         (2,194)        (13,571)       (3,550)           (687)
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Ending units .......................     1,716,211         580,219          37,396         447,279        61,224          26,958
                                        ============    ============    ============    ============  ============    ============

                                                             NSATMMKT
                                           -----------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      10,047,951       3,236,644         504,596
  Realized gain (loss) on investments             --              --              --
  Change in unrealized gain (loss)
    on investments ...................            --              --              --
  Reinvested capital gains ...........            --              --              --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      10,047,951       3,236,644         504,596
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     551,344,398     352,373,390      88,272,542
  Transfers between funds ............    (450,193,315)   (230,478,324)    (60,507,727)
  Surrenders .........................      (1,793,468)       (235,503)       (201,196)
  Death benefits .....................            --           (27,182)           --
  Policy loans (net of repayments)
    (note 5) .........................      (3,989,346)     (2,684,887)     (1,000,116)
  Deductions for surrender charges
    (note 2d) ........................        (283,795)        (30,161)         (2,354)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (11,953,409)     (7,099,744)     (1,866,745)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (251,927)       (155,882)        (58,762)
    MSP contracts ....................         (45,487)        (18,983)           (210)
    SL contracts .....................         (26,948)        (43,454)         (4,947)
                                          ------------    ------------    ------------
      Net equity transactions ........      82,806,703     111,599,270      24,630,485
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      92,854,654     114,835,914      25,135,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     139,970,995      25,135,081            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     232,825,649     139,970,995      25,135,081
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      13,058,280       2,395,406            --
                                          ------------    ------------    ------------
  Units purchased ....................      44,348,389      33,458,797       8,773,206
  Units redeemed .....................     (36,845,146)    (22,795,923)     (6,377,800)
                                          ------------    ------------    ------------
  Ending units .......................      20,561,523      13,058,280       2,395,406
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        NSATMBDMAS                                       NSATSMCAPG
                                         --------------------------------------------    -----------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,344,591         396,175          20,392          (1,793)            (31)         --
  Realized gain (loss) on investments         (66,760)        (26,402)         (3,929)        (30,328)        (45,165)         --
  Change in unrealized gain (loss)
    on investments ...................       (112,147)       (125,056)            781      (1,279,267)      1,020,705          --
  Reinvested capital gains ...........           --              --               691          72,445         101,886          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      1,165,684         244,717          17,935      (1,238,943)      1,077,395          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      9,346,749       3,583,938         238,773       1,154,557       1,120,048          --
  Transfers between funds ............      3,298,958       8,648,087         687,922       4,644,251         516,673          --
  Surrenders .........................        (62,839)         (4,080)           --            (1,187)           --            --
  Death benefits .....................           --                21            --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................        (10,119)         (7,035)           (427)        (11,214)           --            --
  Deductions for surrender charges
    (note 2d) ........................         (9,943)           (523)           --              (188)           --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (538,746)       (202,496)        (20,588)       (216,886)         (3,049)         --
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (8,327)         (5,111)           (994)         (7,874)           (190)         --
    MSP contracts ....................        (37,227)           (340)             (4)         (1,016)            (16)         --
    SL contracts .....................           (891)         (6,384)            (84)           (401)            (68)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     11,977,615      12,006,077         904,598       5,560,042       1,633,398          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,143,299      12,250,794         922,533       4,321,099       2,710,793          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,173,327         922,533            --         2,710,793            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,316,626      13,173,327         922,533       7,031,892       2,710,793          --
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................      1,283,724          90,322            --           132,226            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,242,287       1,252,855          96,867         290,611         132,396          --
  Units redeemed .....................        (92,882)        (59,453)         (6,545)        (13,237)           (170)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,433,129       1,283,724          90,322         409,600         132,226          --
                                         ============    ============    ============    ============    ============    ==========
                                                            NSATSMCAPV
                                         ---------------------------------------------
                                              2000           1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         (6,507)           (609)            (72)
  Realized gain (loss) on investments         378,887         215,517          (8,544)
  Change in unrealized gain (loss)
    on investments ...................     (2,383,146)       (194,598)        118,603
  Reinvested capital gains ...........      2,830,882         651,318            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        820,116         671,628         109,987
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,858,757         837,148         186,610
  Transfers between funds ............      6,033,116       2,112,202         774,453
  Surrenders .........................        (80,683)         (7,439)           --
  Death benefits .....................           --               222            --
  Policy loans (net of repayments)
    (note 5) .........................        (42,449)        (13,801)         (2,782)
  Deductions for surrender charges
    (note 2d) ........................        (12,767)           (953)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (687,469)       (244,824)        (34,791)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (26,379)        (10,039)         (1,048)
    MSP contracts ....................         (2,432)           (356)             (4)
    SL contracts .....................         (1,182)           (386)            (88)
                                         ------------    ------------    ------------
      Net equity transactions ........     10,038,512       2,671,774         922,350
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,858,628       3,343,402       1,032,337
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      4,375,739       1,032,337            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,234,367       4,375,739       1,032,337
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        354,123         106,497            --
                                         ------------    ------------    ------------
  Units purchased ....................        821,558         273,364         110,966
  Units redeemed .....................        (69,600)        (25,738)         (4,469)
                                         ------------    ------------    ------------
  Ending units .......................      1,106,081         354,123         106,497
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           NSATSMCO                                        NSATSTRVAL
                                         --------------------------------------------    ------------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (18,475)         (4,091)           (112)         11,593           5,539         1,028
  Realized gain (loss) on investments       1,962,134         439,543          (6,379)         60,307          17,888        (7,839)
  Change in unrealized gain (loss)
    on investments ...................     (6,709,330)      2,711,547         132,974          33,455         (70,115)       43,881
  Reinvested capital gains ...........      6,779,344         500,536            --              --            22,264          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      2,013,673       3,647,535         126,483         105,355         (24,424)       37,070
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     13,832,839       2,908,526         360,233         217,062         113,739        26,097
  Transfers between funds ............     15,651,034       5,337,212       1,192,844          36,281         555,257       290,790
  Surrenders .........................       (181,834)         (6,177)            (43)         (2,555)           (534)         --
  Death benefits .....................         (2,655)         (1,172)           --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................       (173,061)        (23,244)         (2,442)          5,717          (6,758)          368
  Deductions for surrender charges
    (note 2d) ........................        (28,773)           (791)             (1)           (404)            (68)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,154,682)       (349,442)        (64,333)        (70,189)        (38,618)       (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,974)        (13,385)         (2,107)         (3,692)         (2,342)         (354)
    MSP contracts ....................         (4,563)           (382)             (8)           (245)            (47)           (1)
    SL contracts .....................         (2,226)           (788)           (177)           (704)            (54)          (30)
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     27,896,105       7,850,357       1,483,966         181,271         620,575       308,904
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     29,909,778      11,497,892       1,610,449         286,626         596,151       345,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,108,341       1,610,449            --           942,125         345,974          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 43,018,119      13,108,341       1,610,449       1,228,751         942,125       345,974
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................        900,802         159,462            --            96,897          34,463          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,953,863         777,178         167,063          45,789          67,374        35,384
  Units redeemed .....................       (108,007)        (35,838)         (7,601)        (25,096)         (4,940)         (921)
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,746,658         900,802         159,462         117,590          96,897        34,463
                                         ============    ============    ============    ============    ============    ==========
                                                             NSATTOTRTN
                                           -----------------------------------------
                                                2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          187,613          95,790          26,909
  Realized gain (loss) on investments           344,754          22,208         (21,020)
  Change in unrealized gain (loss)
    on investments ...................      (13,348,541)        (33,899)        283,836
  Reinvested capital gains ...........       11,991,779         809,302         321,440
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (824,395)        893,401         611,165
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       10,272,164       7,871,786       2,620,309
  Transfers between funds ............        4,280,493       9,589,090       5,463,668
  Surrenders .........................         (358,609)       (153,144)            (81)
  Death benefits .....................           16,036         (25,003)           --
  Policy loans (net of repayments)
    (note 5) .........................         (580,464)       (318,100)         (4,594)
  Deductions for surrender charges
    (note 2d) ........................          (56,746)        (19,613)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (3,360,137)     (2,208,818)       (385,652)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (122,772)        (73,719)        (10,105)
    MSP contracts ....................           (6,483)         (3,448)            (36)
    SL contracts .....................          (10,831)         (2,037)           (851)
                                           ------------    ------------    ------------
      Net equity transactions ........       10,072,651      14,656,994       7,682,657
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        9,248,256      15,550,395       8,293,822
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       23,844,217       8,293,822            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       33,092,473      23,844,217       8,293,822
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        1,894,394         702,435            --
                                           ------------    ------------    ------------
  Units purchased ....................        1,307,532       1,426,646         740,122
  Units redeemed .....................         (485,526)       (234,687)        (37,687)
                                           ------------    ------------    ------------
  Ending units .......................        2,716,400       1,894,394         702,435
                                           ============    ============    ============

                                       28

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NBAMTGUARD                                        NBAMTMCGR
                                         -----------------------------------------    -----------------------------------------
                                             2000         1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    14,917          3,298            (83)       (41,606)        (7,463)           (52)
  Realized gain (loss) on investments        109,026        137,366         (5,499)     4,566,336      1,188,750          3,904
  Change in unrealized gain (loss)
    on investments ...................      (185,904)        77,047         82,886    (10,290,829)     3,039,884        176,285
  Reinvested capital gains ...........          --             --             --            6,497         37,807           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (61,961)       217,711         77,304     (5,759,602)     4,258,978        180,137
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       791,413        436,993        246,176     15,764,083      9,784,832         57,715
  Transfers between funds ............     2,086,291      1,360,544        891,240     16,272,282     (2,147,643)       560,630
  Surrenders .........................       (37,547)       (62,331)            (2)       (82,297)       (16,427)           (20)
  Death benefits .....................          --             --             --           (5,370)        (4,321)          --
  Policy loans (net of repayments)
    (note 5) .........................       (16,305)        (3,869)          (318)      (106,262)       (67,280)          (140)
  Deductions for surrender charges
    (note 2d) ........................        (5,941)        (7,983)          --          (13,023)        (2,104)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (259,871)      (169,963)       (17,719)    (1,383,172)      (350,946)       (55,646)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (12,978)        (8,142)          (742)       (48,371)       (11,378)        (1,407)
    MSP contracts ....................          (543)          (127)            (3)        (5,311)          (459)            (5)
    SL contracts .....................          (579)          (100)           (62)        (2,701)          (716)          (118)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,543,940      1,545,022      1,118,570     30,389,858      7,183,558        561,009
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,481,979      1,762,733      1,195,874     24,630,256     11,442,536        741,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,958,607      1,195,874           --       12,183,682        741,146           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 5,440,586      2,958,607      1,195,874     36,813,938     12,183,682        741,146
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       202,892         56,533           --          640,951         85,872           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       252,130        167,370         58,160      1,560,513        995,573         90,761
  Units redeemed .....................       (58,231)       (21,011)        (1,627)       (79,404)      (440,494)        (4,889)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       396,791        202,892         56,533      2,122,060        640,951         85,872
                                         ===========    ===========    ===========    ===========    ===========    ===========
                                                          NBAMTPART
                                          ---------------------------------------
                                           2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............        50,670         54,744           (176)
  Realized gain (loss) on investments       (276,792)         1,248        (13,483)
  Change in unrealized gain (loss)
    on investments ...................      (888,222)       196,040        255,133
  Reinvested capital gains ...........     1,184,100         98,874          3,599
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        69,756        350,906        245,073
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,034,154      2,049,277        831,946
  Transfers between funds ............     1,022,755      1,699,822      3,231,525
  Surrenders .........................      (165,342)       (78,561)           (16)
  Death benefits .....................          (502)        (2,713)          --
  Policy loans (net of repayments)
    (note 5) .........................       (95,808)      (216,206)          (174)
  Deductions for surrender charges
    (note 2d) ........................       (26,163)       (10,061)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (540,817)      (464,515)      (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (25,778)       (22,616)        (4,977)
    MSP contracts ....................        (3,445)          (622)           (18)
    SL contracts .....................        (1,681)        (1,766)          (419)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,197,373      2,952,039      3,913,242
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,267,129      3,302,945      4,158,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     7,461,260      4,158,315           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,728,389      7,461,260      4,158,315
                                         ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       676,989        401,819           --
                                         -----------    -----------    -----------
  Units purchased ....................       383,557        382,626        417,585
  Units redeemed .....................      (170,279)      (107,456)       (15,766)
                                         -----------    -----------    -----------
  Ending units .......................       890,267        676,989        401,819
                                         ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        OPPAGGGRVA                                       OPPCAPAPVA
                                         -------------------------------------------    -----------------------------------------
                                            2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (52,493)         (2,942)          (54)         (8,362)          5,876            (134)
  Realized gain (loss) on investments       4,488,570         618,388         1,246       1,792,860         191,495          20,735
  Change in unrealized gain (loss)
    on investments ...................    (19,721,439)      2,906,737       155,404      (5,403,446)      2,561,317         255,097
  Reinvested capital gains ...........        950,033            --             270       1,434,225         110,334             101
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (14,335,329)      3,522,183       156,866      (2,184,723)      2,869,022         275,799
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     24,690,515       2,894,019       298,181      12,133,627       2,754,479         522,163
  Transfers between funds ............     38,617,778       4,290,831       753,401      25,912,373       7,064,837       1,352,464
  Surrenders .........................       (184,820)        (25,306)         (318)     (1,774,425)       (254,161)           (369)
  Death benefits .....................         (6,793)            295          --            (7,097)           (300)           --
  Policy loans (net of repayments)
    (note 5) .........................       (384,286)        (37,694)       (2,146)       (290,219)        (72,268)        (10,091)
  Deductions for surrender charges
    (note 2d) ........................        (29,245)         (3,241)           (4)       (280,781)        (32,551)             (4)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (2,643,790)       (416,901)      (60,958)     (2,024,385)       (655,772)        (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (84,929)        (13,629)       (1,372)        (73,662)        (23,800)         (2,763)
    MSP contracts ....................        (14,660)           (182)           (5)         (8,607)           (983)            (10)
    SL contracts .....................         (7,197)           (488)         (115)         (4,224)           (390)           (233)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     59,952,573       6,687,704       986,664      33,582,600       8,779,091       1,769,692
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     45,617,244      10,209,887     1,143,530      31,397,877      11,648,113       2,045,491
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     11,353,417       1,143,530          --        13,693,604       2,045,491            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     56,970,661      11,353,417     1,143,530      45,091,481      13,693,604       2,045,491
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        570,019         101,944          --           806,675         165,067            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      3,007,222         544,229       108,530       2,290,226         715,374         174,797
  Units redeemed .....................       (149,167)        (76,154)       (6,586)       (257,837)        (73,766)         (9,730)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      3,428,074         570,019       101,944       2,839,064         806,675         165,067
                                         ============    ============  ============    ============    ============    ============
                                                           OPPGLSECVA
                                          -----------------------------------------
                                               2000          1999         1998
                                           ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............           (1,051)        --          --
  Realized gain (loss) on investments          (138,650)        --          --
  Change in unrealized gain (loss)
    on investments ...................           70,484         --          --
  Reinvested capital gains ...........             --           --          --
                                           ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......          (69,217)        --          --
                                           ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          756,191         --          --
  Transfers between funds ............        3,400,619         --          --
  Surrenders .........................           (1,589)        --          --
  Death benefits .....................             --           --          --
  Policy loans (net of repayments)
    (note 5) .........................           (2,407)        --          --
  Deductions for surrender charges
    (note 2d) ........................             (252)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................          (70,452)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (1,673)        --          --
    MSP contracts ....................           (1,076)        --          --
    SL contracts .....................              (94)        --          --
                                           ------------    ---------   ---------
      Net equity transactions ........        4,079,267         --          --
                                           ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        4,010,050         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --           --          --
                                           ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        4,010,050         --          --
                                           ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................             --           --          --
                                           ------------    ---------   ---------
  Units purchased ....................          426,089         --          --
  Units redeemed .....................           (8,082)        --          --
                                           ------------    ---------   ---------
  Ending units .......................          418,007         --          --
                                           ============    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  OPPMGRINVA                                         STOPP2
                                         --------------------------------------------    ---------------------------------------
                                             2000            1999            1998             2000          1999        1998
                                         ------------    ------------    ------------    ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     28,289           8,173             (84)         (1,449)        --          --
  Realized gain (loss) on investments         349,566         (12,270)        (19,661)          7,469         --          --
  Change in unrealized gain (loss)
    on investments ...................     (2,767,885)        713,752          80,325        (478,402)        --          --
  Reinvested capital gains ...........        509,013          17,163             645         501,505         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (1,881,017)        726,818          61,225          29,123         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      6,051,658       1,687,758         284,513       1,381,833         --          --
  Transfers between funds ............     11,215,475       3,276,499       1,343,627       3,738,013         --          --
  Surrenders .........................       (108,972)        (24,107)           (418)        (11,246)        --          --
  Death benefits .....................          7,734          (9,603)           --              --           --          --
  Policy loans (net of repayments)
    (note 5) .........................       (207,915)        (23,549)        (16,228)        (10,320)        --          --
  Deductions for surrender charges
    (note 2d) ........................        (17,244)         (3,088)             (5)         (1,779)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,065,069)       (314,964)        (43,383)        (61,655)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,206)        (12,409)         (1,608)         (1,167)        --          --
    MSP contracts ....................         (6,649)           (626)             (6)           (206)        --          --
    SL contracts .....................         (3,480)           (620)           (135)           (147)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
      Net equity transactions ........     15,826,332       4,575,291       1,566,357       5,033,326         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,945,315       5,302,109       1,627,582       5,062,449         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      6,929,691       1,627,582            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     20,875,006       6,929,691       1,627,582       5,062,449         --          --
                                         ============    ============    ============    ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................        558,424         158,153            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Units purchased ....................      1,423,961         436,576         164,578         523,047         --          --
  Units redeemed .....................       (119,721)        (36,305)         (6,425)         (8,938)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Ending units .......................      1,862,664         558,424         158,153         514,109         --          --
                                         ============    ============    ============    ============    =========   =========

                                                          NSATGFOCTU
                                        -----------------------------------------
                                             2000          1999        1998
                                        ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          --           --          --
  Realized gain (loss) on investments        (27,217)        --          --
  Change in unrealized gain (loss)
    on investments ...................        (4,210)        --          --
  Reinvested capital gains ...........          --           --          --
                                        ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (31,427)        --          --
                                        ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         8,564         --          --
  Transfers between funds ............       102,537         --          --
  Surrenders .........................          --           --          --
  Death benefits .....................          --           --          --
  Policy loans (net of repayments)
    (note 5) .........................          --           --          --
  Deductions for surrender charges
    (note 2d) ........................          --           --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (1,091)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (35)        --          --
    MSP contracts ....................            (4)        --          --
    SL contracts .....................            (8)        --          --
                                        ------------    ---------   ---------
      Net equity transactions ........       109,963         --          --
                                        ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        78,536         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................          --           --          --
                                        ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        78,536         --          --
                                        ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................          --           --          --
                                        ------------    ---------   ---------
  Units purchased ....................        12,533         --          --
  Units redeemed .....................          (154)        --          --
                                        ------------    ---------   ---------
  Ending units .......................        12,379         --          --
                                        ============    =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                   MSUEMMKT                                         MSUMCAPGR
                                        -----------------------------------------    -----------------------------------------
                                             2000            1999         1998             2000          1999            1998
                                         -----------    -----------    -----------    -----------    -------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $   150,351         84,931         18,583           (162)            --            --
  Realized gain (loss) on investments         88,105         17,142        (32,880)       (13,306)            --            --
  Change in unrealized gain (loss)
    on investments ...................      (119,691)        20,955         (7,323)       (98,350)            --            --
  Reinvested capital gains ...........          --             --             --              800             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       118,765        123,028        (21,620)      (111,018)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       423,869        176,047         41,423         88,544             --            --
  Transfers between funds ............       353,545        265,717        144,407        877,199             --            --
  Surrenders .........................          (956)          (137)          --             (650)            --            --
  Death benefits .....................          --             --             --             --               --            --
  Policy loans (net of repayments)
    (note 5) .........................        (6,273)          (792)          --              (83)            --            --
  Deductions for surrender charges
    (note 2d) ........................          (151)           (17)          --             (103)            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (78,727)       (30,191)        (6,534)       (12,506)            --            --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (3,151)        (1,369)          (152)          (300)            --            --
    MSP contracts ....................          (105)            (2)            (1)           (74)            --            --
    SL contracts .....................          (173)            (2)           (13)            (2)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
      Net equity transactions ........       687,878        409,254        179,130        952,025             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       806,643        532,282        157,510        841,007             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       689,792        157,510           --             --               --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     1,496,435        689,792        157,510        841,007             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

CHANGES IN UNITS: ....................
  Beginning units ....................        75,186         21,992           --             --               --            --
                                                --             --             --             --               --            --
  Units purchased ....................        90,977         57,926         22,914         98,221             --            --
  Units redeemed .....................       (19,742)        (4,732)          (922)        (1,379)            --            --
                                                --             --             --             --               --            --
  Ending units .......................       146,421         75,186         21,992         96,842             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

                                                         MSUUSREALE
                                           -----------------------------------------
                                             2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............       263,091         53,245            (16)
  Realized gain (loss) on investments        298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ...................       155,839       (130,048)        27,306
  Reinvested capital gains ...........        25,130           --              339
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       742,655       (117,007)        (3,426)
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,587,036        754,790        233,023
  Transfers between funds ............     1,297,880        440,087        517,845
  Surrenders .........................       (14,855)        (8,017)          --
  Death benefits .....................          (503)        (1,020)          --
  Policy loans (net of repayments)
    (note 5) .........................         8,244         (8,547)          (834)
  Deductions for surrender charges
    (note 2d) ........................        (2,351)        (1,027)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (156,453)      (188,335)       (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (7,652)        (4,322)        (1,116)
    MSP contracts ....................          (893)          (107)            (4)
    SL contracts .....................          (715)          (227)           (94)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,709,738        983,275        720,543
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,452,393        866,268        717,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,583,385        717,117           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     5,035,778      1,583,385        717,117
                                         ===========    ===========    ===========

CHANGES IN UNITS: ....................
  Beginning units ....................       185,170         81,141           --
                                                --             --             --
  Units purchased ....................       321,028        119,546         84,716
  Units redeemed .....................       (50,354)       (15,517)        (3,575)
                                                --             --             --
  Ending units .......................       455,844        185,170         81,141
                                         ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  VEWWEMGMKT                                       VEWWHRDAST
                                         -----------------------------------------    -----------------------------------------
                                            2000            1999          1998            2000           1999          1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (1,640)          (139)           (20)         6,036          2,174            (11)
  Realized gain (loss) on investments       (408,538)       235,337        (14,143)        29,182         26,395         (3,051)
  Change in unrealized gain (loss)
    on investments ...................    (1,655,251)       663,413         18,347         20,687         22,444         (2,102)
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (2,065,429)       898,611          4,184         55,905         51,013         (5,164)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,719,241        322,588         90,144        140,736        201,802         23,363
  Transfers between funds ............     1,679,789      1,279,757        207,921        728,352         69,474        144,721
  Surrenders .........................       (45,027)        (1,334)          --           (5,248)          (679)          --
  Death benefits .....................          --           (1,149)          --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (19,011)        (5,485)           410          3,590            216            235
  Deductions for surrender charges
    (note 2d) ........................        (7,125)          (171)          --             (831)           (87)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (324,544)       (90,731)       (13,062)       (48,413)       (29,846)        (8,707)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (13,663)        (4,040)          (370)        (2,162)        (1,079)          (186)
    MSP contracts ....................        (1,248)          (151)            (1)          (343)            (2)            (1)
    SL contracts .....................        (1,292)          (184)           (31)          (135)          (159)           (16)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,987,120      1,499,100        285,011        815,546        239,640        159,409
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       921,691      2,397,711        289,195        871,451        290,653        154,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,686,906        289,195           --          444,898        154,245           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     3,608,597      2,686,906        289,195      1,316,349        444,898        154,245
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       204,110         43,904           --           53,265         22,344           --
  Beginning units ....................          --             --             --             --             --             --
                                             316,404        171,741         46,042        106,332         51,882         23,601
  Units purchased ....................       (53,994)       (11,535)        (2,138)       (18,085)       (20,961)        (1,257)
  Units redeemed .....................          --             --             --             --             --             --
                                             466,520        204,110         43,904        141,512         53,265         22,344
  Ending units .......................   ============== ============== ============== ============== =============  ============
                                                           WPTGLOPVC
                                         -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............         22,477          8,941          4,471
  Realized gain (loss) on investments          93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ...................         87,894         (2,238)         5,870
  Reinvested capital gains ...........         23,283         18,278           --
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        226,798         22,541         18,748
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        576,937        486,214         76,711
  Transfers between funds ............        628,024           (106)       655,643
  Surrenders .........................         (4,490)        (2,612)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (20,705)        (3,476)       (17,477
  Deductions for surrender charges
    (note 2d) ........................           (710)          (334)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (131,580)       (53,820)       (13,090
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (4,272)        (2,591)          (558
    MSP contracts ....................           (428)           (46)            (2
    SL contracts .....................           (681)           (57)           (47
                                          -----------    -----------    -----------
      Net equity transactions ........      1,042,095        423,172        701,180
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,268,893        445,713        719,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,165,641        719,928           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....      2,434,534      1,165,641        719,928
                                          ===========    ===========    ===========


CHANGES IN UNITS: ....................        102,845         66,036           --
  Beginning units ....................           --             --             --
                                              114,059         67,676         69,022
  Units purchased ....................        (16,387)       (30,867)        (2,986
  Units redeemed .....................           --             --             --
                                              200,517        102,845         66,036
  Ending units .......................    ============== ============== ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          WPTINTEQ                                     WPTVALUE
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    11,560         19,201          2,831         (1,199)          (154)           (13)
  Realized gain (loss) on investments        242,925        115,611        (24,058)       225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ...................    (1,294,832)       581,395         30,323       (716,480)       208,276         29,961
  Reinvested capital gains ...........       310,165           --             --          141,743           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (730,182)       716,207          9,096       (350,112)       294,796         27,842
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       467,135        386,407        114,374        381,654        170,257         48,012
  Transfers between funds ............       625,009        716,698        495,343        297,999        306,681        118,060
  Surrenders .........................       (33,371)        (6,378)          --          (12,588)        (1,792)          (163)
  Death benefits .....................          --             --             --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (16,955)        (4,356)          (891)        (6,839)        (2,901)           404
  Deductions for surrender charges
    (note 2d) ........................        (5,281)          (817)          --           (1,992)          (229)            (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (157,048)      (114,080)       (19,101)       (83,921)       (61,093)        (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (8,846)        (5,328)          (733)        (4,492)        (1,843)          (237)
    MSP contracts ....................          (866)          (367)            (3)          (481)           (24)            (1)
    SL contracts .....................          (834)          (328)           (62)          (736)           (63)           (20)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........       868,943        971,451        588,927        568,604        408,993        158,256
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       138,761      1,687,658        598,023        218,492        703,789        186,098
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,285,681        598,023           --          889,887        186,098           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     2,424,442      2,285,681        598,023      1,108,379        889,887        186,098
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       141,958         56,767           --           51,860         17,619           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Beginning units ....................          --             --             --             --             --             --
                                              84,215         98,872         58,807         43,425         38,599         18,507
  Units purchased ....................       (15,819)       (13,681)        (2,040)       (15,055)        (4,358)          (888)
  Units redeemed .....................          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
                                             210,354        141,958         56,767         80,230         51,860         17,619
  Ending units .......................   ============== ============== ============== ============== =============  ==============

See accompanying notes to financial statements.
                                       34

--------------------------------------------------------------------------------


                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communication Fund
                  (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)


                                                                     (Continued)

              Portfolios of Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service
                  Shares (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio - Service
                  Shares (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service
                  Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of The Universal Institutional Funds, Inc.
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                 Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - Mid Cap Growth
                   Portfolio (MSUMCapGr)
                  (formerly Morgan Stanley - Mid Cap Growth Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                   Portfolio (MSUUSRealE)
                  (formerly Van Kampen Morgan Stanley - U.S. Real Estate
                     Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000, and the period February 18, 1998 (commencement of operations) through December 1998.

     The following is a summary for 2000:

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

  American Century VP -
   American Century VP Income & Growth ..............       804,658        $13.383115      $10,768,831     0.00%      (10.62)%

  American Century VP -
   American Century VP International ................     1,252,780         16.203538       20,299,468     0.00%      (16.83)%

  American Century VP -
   American Century VP Value ........................       380,941         12.277397        4,676,964     0.00%       18.14%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       953,352         14.972899       14,274,443     0.00%      (11.03)%

  Dreyfus Stock Index Fund ..........................     6,631,938         14.027609       93,030,233     0.00%       (9.28)%

  Dreyfus IP - European Equity Portfolio ............        70,183         12.672265          889,378     0.00%       (0.65)%

  Dreyfus VIF - Appreciation Portfolio ..............       721,134         14.418721       10,397,830     0.00%       (2.00)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       184,168         10.900349        2,007,495     0.00%       10.45%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........     1,731,014         12.835974       22,219,251     0.00%        8.30%

  Fidelity VIP - Growth Portfolio - Service Class ...     3,245,205         17.016859       55,223,196     0.00%      (11.07)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       775,357          7.993621        6,197,910     0.00%      (22.61)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............       709,131         12.973519        9,199,925     0.00%      (19.15)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............     2,414,828         15.048072       36,338,506     0.00%       (6.71)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       959,519         10.743116       10,308,224     0.00%      (17.18)%

  Gartmore NSAT Emerging Markets Fund ...............         2,391          8.712299           20,831     0.00%      (51.70)%***

  Gartmore NSAT Global Technology &
   Communications Fund ..............................        91,498          6.017639          550,602     0.00%     (159.83)%***

  Gartmore NSAT International Growth Fund ...........         2,697          9.249730           24,947     0.00%      (30.10)%***

  Janus Aspen Series - Capital Appreciation
   Portfolio - Service Shares .......................     2,083,464          8.236248       17,159,926     0.00%      (18.95)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

Janus Aspen Series -
 Global Technology Portfolio - Service Shares .......     1,878,974          6.582411       12,368,179     0.00%      (36.72)%***

Janus Aspen Series - International Growth
 Portfolio - Service Shares .........................     1,639,208          8.273482       13,561,958     0.00%      (18.55)%***

Nationwide SAT - Balanced Fund ......................       382,020         10.862308        4,149,619     0.00%       (0.35)%

Nationwide SAT - Capital Appreciation Fund ..........     1,582,653          9.956531       15,757,734     0.00%      (26.53)%

Nationwide SAT - Equity Income Fund .................       150,717         12.193117        1,837,710     0.00%      (10.62)%

Nationwide SAT - Global 50 Fund .....................     1,172,113         12.840541       15,050,565     0.00%      (12.32)%

Nationwide SAT - Government Bond Fund ...............       796,198         11.968657        9,529,421     0.00%       12.54%

Nationwide SAT - High Income Bond Fund ..............       167,390         10.013612        1,676,179     0.00%       (8.28)%

Nationwide SAT - Mid Cap Growth Portfolio
 (formerly Nationwide SAT -
 Strategic Growth Portfolio) ........................       569,923         17.915535       10,210,475     0.00%      (15.38)%

Nationwide SAT - Mid Cap Index Fund .................       312,214         15.436663        4,819,542     0.00%       15.21%

Nationwide SAT - Money Market Fund ..................     6,735,623         11.702768       78,825,433     0.00%        6.03%

Nationwide SAT - Multi Sector Bond Fund .............     1,105,931         11.008804       12,174,978     0.00%        5.65%

Nationwide SAT - Small Cap Growth Fund ..............       220,651         17.186287        3,792,171     0.00%      (16.17)%

Nationwide SAT - Small Cap Growth Fund
 Initial Funding by Depositor (note 1a) .............       100,000         17.186295        1,718,630     0.00%      (16.17)%

Nationwide SAT - Small Cap Value Fund ...............       731,305         13.779795       10,077,233     0.00%       11.20%

Nationwide SAT - Small Company Fund .................       922,404         15.841678       14,612,427     0.00%        8.90%

Nationwide SAT - Strategic Value Fund ...............       114,604         10.471261        1,200,048     0.00%        7.61%

Nationwide SAT - Total Return Fund ..................     2,459,963         12.359389       30,403,640     0.00%       (2.12)%

Neuberger & Berman AMT - Guardian Portfolio .........       253,627         15.303939        3,881,492     0.00%        1.13%

Neuberger & Berman AMT -
 Mid Cap Growth Portfolio ...........................       903,690         19.835316       17,924,977     0.00%       (7.46)%

Neuberger & Berman AMT - Partners Portfolio .........       648,616         11.267369        7,308,196     0.00%        0.70%

Oppenheimer Aggressive Growth Fund / VA .............     1,531,755         18.311377       28,048,543     0.00%      (11.24)%

Oppenheimer Capital Appreciation Fund / VA ..........     1,394,931         17.524709       24,445,760     0.00%       (0.23)%

Oppenheimer Global Securities Fund / VA .............       228,958          9.598100        2,197,562     0.00%       (5.99)%***

Oppenheimer
 Main Street Growth & Income / VA ...................     1,325,991         11.624742       15,414,303     0.00%       (8.78)%

Strong Opportunity Fund II, Inc. ....................       156,475          9.854316        1,541,954     0.00%       (1.83)%***

The Universal Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) ...................       116,206         10.321107        1,199,375     0.00%       11.39%

 The Universal Institutional Funds, Inc. -
  Mid Cap Growth  Portfolio
  (formerly Morgan Stanley -
  Mid Cap Growth Portfolio) ........................         38,928          8.689212          338,254     0.00%      (19.54)%***








                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------



  The Universal Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley U.S. Real Estate Portfolio) .......       320,762         10.935907        3,507,823     0.00%       15.43%***

  Turner NSAT Growth Focus Fund .....................        12,379          6.344311           78,536     0.00%     (146.74)%***

  Van Eck WIT -
   Worldwide Emerging Markets Fund ..................       408,641          7.669407        3,134,034     0.00%      (41.87)%

  Van Eck WIT - Worldwide Hard Assets Fund ..........       138,471          9.305371        1,288,524     0.00%       11.40%

  Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............        93,621         12.974256        1,214,663     0.00%      (18.94)%

  Warburg Pincus Trust -
   International Equity Portfolio ...................       161,421         11.977804        1,933,469     0.00%      (25.90)%

  Warburg Pincus Trust - Value Portfolio ............        69,236         14.116099          977,342     0.00%        8.91%

The BEST of AMERICA(R)
Corporate Variable Universal Life SeriesSM:

  American Century VP -
   American Century VP Income & Growth ..............       763,555         11.398555        8,703,424     0.31%      (10.97)%

  American Century VP -
   American Century VP International ................     1,191,245         13.221985       15,750,624     0.30%      (17.16)%

  American Century VP -
   American Century VP Value ........................       111,911         10.893612        1,219,115     0.16%       17.67%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       136,511         12.795380        1,746,710     0.40%      (11.39)%

  Dreyfus Stock Index Fund ..........................     7,299,831         11.972080       87,394,161     0.28%       (9.64)%

  Dreyfus IP - European Equity Portfolio ............         8,448         12.608842          106,519     0.23%       (1.05)%

  Dreyfus VIF - Appreciation Portfolio ..............     1,368,457         12.111451       16,574,000     0.34%       (2.39)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       607,272         10.828312        6,575,731     0.14%       10.01%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........       351,542         11.310203        3,976,011     0.30%        7.87%

  Fidelity VIP - Growth Portfolio - Service Class ...     2,131,137         14.593603       31,100,967     0.34%      (11.42)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       441,041          7.470194        3,294,662     0.32%      (22.92)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............     1,216,616         10.864367       13,217,763     0.44%      (19.47)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............       671,658         13.026647        8,749,452     0.37%       (7.09)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       397,095          9.628054        3,823,252     0.43%      (17.51)%

  Janus Aspen Series -
   Capital Appreciation Portfolio - Service Class ...       535,891          8.205940        4,397,489     0.22%***   (19.27)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       343,351          6.558143        2,251,745     0.38%***   (36.98)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       383,403          8.243024        3,160,400     0.23%***   (18.87)%***

   Nationwide SAT - Balanced Fund ...................       117,858          9.980967        1,176,337     0.30%       (0.75)%

   Nationwide SAT - Capital Appreciation Fund .......       178,360          8.505270        1,517,000     0.23%      (26.82)%

   Nationwide SAT - Equity Income Fund ..............        29,855         11.117142          331,902     0.90%      (10.98)%

   Nationwide SAT - Global 50 Fund ..................       942,496         11.093053       10,455,158     0.40%      (12.67)%

   Nationwide SAT - Government Bond Fund ............     3,170,399         11.626380       36,860,264     0.36%       12.09%

   Nationwide SAT - High Income Bond Fund ...........       224,564          9.436226        2,119,037     0.10%       (8.64)%

   Nationwide SAT - Mid Cap Growth Fund .............       647,094         16.319202       10,560,058     0.42%      (15.72)%

   Nationwide SAT - Mid Cap Index Fund ..............        38,007         13.573326          515,881     0.14%       14.75%

   Nationwide SAT - Money Market Fund ...............     5,646,634         11.380873       64,263,624     0.24%        5.60%

   Nationwide SAT - Multi Sector Bond Fund ..........     1,055,243         10.635225       11,222,747     0.36%        5.23%

   Nationwide SAT - Small Cap Growth Fund ...........        59,757         17.072794        1,020,219     0.24%      (16.50)%

   Nationwide SAT - Small Cap Value Fund ............       152,675         12.101060        1,847,529     0.24%       10.76%

   Nationwide SAT - Small Company Fund ..............       493,035         14.091380        6,947,544     0.15%        8.47%

   Nationwide SAT - Strategic Value Fund ............         2,481          9.402302           23,327     0.59%        7.18%

   Nationwide SAT - Total Return Fund ...............       212,989         10.534111        2,243,650     0.36%       (2.51)%

   Neuberger & Berman AMT - Guardian Portfolio ......        86,066         10.768698          926,819     0.20%        0.73%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       827,220         15.959556       13,202,064     0.31%       (7.83)%

   Neuberger & Berman AMT - Partners Portfolio ......       241,651         10.015242        2,420,193     0.30%        0.03%

   Oppenheimer Aggressive Growth Fund / VA ..........     1,068,591         15.659821       16,733,944     0.32%      (11.59)%

   Oppenheimer Capital Appreciation Fund / VA .......       911,021         14.945030       13,615,236     0.28%       (0.63)%

   Oppenheimer Global Securities Fund / VA ..........        43,440          9.572769          415,841     0.17%***    (6.37)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       327,513          9.845729        3,224,604     0.28%       (9.14)%

   Strong Opportunity Fund II, Inc. .................        72,473          9.828296          712,286     0.28%       (1.49)%

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................        28,939          9.671636          279,887     0.47%       10.94%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................         8,201          8.666239           71,072     0.54%***   (19.89)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................       111,390         10.960329        1,220,871     0.38%***    15.00%***

   Van Eck WIT - Worldwide Emerging Markets Fund ....        41,537          7.303734          303,375     0.49%      (42.10)%

   Van Eck WIT - Worldwide Hard Assets Fund .........         3,041          9.149843           27,825     0.83%       10.96%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........       106,896         11.411760        1,219,871     0.59%      (19.26)%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        48,933         10.033586          490,973     0.50%      (26.19)%

   Warburg Pincus Trust - Value Portfolio ...........        10,994         11.918959          131,037     0.35%        8.48%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............       540,359         10.285709        5,557,975     0.42%      (10.70)%

   American Century VP -
    American Century VP International ...............       619,313         13.288939        8,230,013     0.37%      (16.91)%

   American Century VP -
    American Century VP Value .......................       124,532         12.140456        1,511,875     0.18%       18.02%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        42,696         10.896922          465,255     0.49%      (11.12)%

   Dreyfus Stock Index Fund .........................     4,975,884         10.357445       51,537,445     0.34%       (9.37)%

   Dreyfus IP - European Equity Portfolio ...........        36,592         12.656379          463,122     0.23%       (0.75)%

   Dreyfus VIF - Appreciation Portfolio .............       498,451         10.646157        5,306,588     0.45%       (2.10)%

 Federated Insurance Series -
 Quality Bond Fund II ...............................     4,027,297         10.882300       43,826,254     0.11%       10.34%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       215,028         11.240819        2,417,091     0.32%        8.20%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,184,884         11.150661       13,212,240     0.48%      (11.16)%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       591,491          7.950841        4,702,851     0.54%      (22.69)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       171,286         11.126859        1,905,875     0.66%      (19.23)%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       209,278         10.913660        2,283,989     0.50%       (6.81)%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         3,187          8.728402           27,817     0.60%      (17.26)%

   Janus Aspen Series -
    Capital Appreciation Portfolio - Service Class ..        75,935          8.228654          624,843     0.22%***   (19.03)%***

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       157,837          6.576328        1,037,988     0.38%***   (36.78)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       230,451          8.265856        1,904,875     0.23%***   (18.63)%***

   Nationwide SAT - Balanced Fund ...................       148,185          9.935839        1,472,342     0.29%       (0.45)%

   Nationwide SAT - Capital Appreciation Fund .......       587,392          7.574275        4,449,069     0.23%      (26.61)%

   Nationwide SAT - Global 50 Fund ..................       141,948         10.424035        1,479,671     0.44%      (12.41)%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Government Bond Fund ............       304,223         11.120055        3,382,976     0.42%       12.43%

   Nationwide SAT - High Income Bond Fund ...........     1,268,447          9.119705       11,567,862     0.09%       (8.37)%

   Nationwide SAT - Mid Cap Growth Fund .............       499,194         13.906958        6,942,270     0.42%      (15.46)%

   Nationwide SAT - Mid Cap Index Fund ..............        97,058         14.122042        1,370,657     0.14%       15.09%

   Nationwide SAT - Money Market Fund ...............     8,179,266         10.971228       89,736,592     0.26%        5.92%

   Nationwide SAT - Multi Sector Bond Fund ..........       271,955         10.733031        2,918,901     0.28%        5.55%

   Nationwide SAT - Small Cap Growth Fund ...........        29,192         17.157856          500,872     0.24%      (16.25)%

   Nationwide SAT - Small Cap Value Fund ............       222,101         14.901350        3,309,605     0.25%       11.09%

   Nationwide SAT - Small Company Fund ..............     1,331,219         16.119172       21,458,148     0.13%        8.79%

   Nationwide SAT - Strategic Value Fund ............           505         10.645991            5,376     0.53%        7.50%

   Nationwide SAT - Total Return Fund ...............        43,448         10.246333          445,183     0.43%       (2.22)%

   Neuberger & Berman AMT - Guardian Portfolio ......        57,098         11.073505          632,275     0.25%        1.03%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       391,150         14.538915        5,686,897     0.39%       (7.55)%

   Oppenheimer Aggressive Growth Fund / VA ..........       827,728         14.724854       12,188,174     0.36%      (11.33)%

   Oppenheimer Capital Appreciation Fund / VA .......       533,112         13.187632        7,030,485     0.34%       (0.33)%

   Oppenheimer Global Securities Fund / VA ..........       145,609          9.591764        1,396,647     0.17%***    (6.08)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       209,160         10.690852        2,236,099     0.38%       (8.87)%

   Strong Opportunity Fund II, Inc. .................       285,161          9.847803        2,808,209     0.12%***    (1.94)%***

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................         1,276         13.458822           17,173     0.65%       11.28%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................        49,713          8.683462          431,681     0.46%***   (19.63)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................        23,692         12.961511          307,084     0.39%***    15.33%***

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        16,342         10.475365          171,188     0.69%      (41.92)%
                                                           ========        ==========
                                                                                        $1,414,892,441
                                                                                        ==============

The following is a summary for 1999:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............       463,779        $14.972547      $ 6,943,953     0.00%       18.02%

   American Century VP -
    American Century VP International ...............       625,339         19.481449       12,182,510     0.00%       64.04%

   American Century VP -
    American Century VP Value .......................       169,333         10.392110        1,759,727     0.00%       (0.85)%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       480,241         16.829763        8,082,342     0.00%       30.08%

   Dreyfus Stock Index Fund .........................     3,757,311         15.462782       58,098,481     0.00%       20.60%

   Dreyfus IP - European Equity Portfolio ...........        10,415         12.930654          134,673     0.00%       11.46%

   Dreyfus VIF - Appreciation Portfolio .............       505,299         14.513370        7,333,591     0.00%      111.52%***

   Federated Insurance Series -
    Quality Bond Fund II ............................         3,972          9.869090           39,200     0.00%       (1.97)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........     1,196,502         11.851816       14,180,722     0.00%        6.25%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,564,447         19.134456       29,934,842     0.00%       37.29%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       664,736         10.329299        6,866,257     0.00%        8.07%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       392,522         16.046561        6,298,628     0.00%       42.46%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............     1,324,909         16.131283       21,372,482     0.00%       24.15%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       673,044         12.971233        8,730,211     0.00%        4.18%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        62,633          9.266040          580,360     0.00%       29.37%

   Nationwide SAT - Balanced Fund ...................       224,583         10.900657        2,448,102     0.00%        0.87%

   Nationwide SAT - Capital Appreciation Fund .......     1,343,877         13.552350       18,212,691     0.00%        4.28%

   Nationwide SAT - Equity Income Fund ..............        66,677         13.642236          909,623     0.00%       18.49%

   Nationwide SAT - Global 50 Fund ..................       595,841         14.645021        8,726,104     0.00%       22.92%

   Nationwide SAT - Government Bond Fund ............       509,816         10.635188        5,421,989     0.00%       (2.35)%

   Nationwide SAT - High Income Bond Fund ...........       130,767         10.917180        1,427,607     0.00%        3.19%

   Nationwide SAT - Mid Cap Index Fund ..............        61,224         13.399089          820,346     0.00%       20.92%

   Nationwide SAT - Money Market Fund ...............     4,602,015         11.037591       50,795,159     0.00%        4.85%

   Nationwide SAT - Multi Sector Bond Fund ..........       590,762         10.419701        6,155,563     0.00%        1.56%

   Nationwide SAT - Small Cap Growth Fund ...........        32,108         20.501257          658,254     0.00%      157.84%***

   Nationwide SAT - Small Cap Growth Fund
    Initial Funding by Depositor (note 1a) ..........       100,000         20.501257        2,050,126     0.00%      157.84%***

   Nationwide SAT - Small Cap Value Fund ............       345,575         12.391945        4,282,346     0.00%       27.84%

   Nationwide SAT - Small Company Fund ..............       393,286         14.547287        5,721,244     0.00%       44.02%

   Nationwide SAT - Strategic Growth Fund ...........       211,257         21.171385        4,472,603     0.00%       84.75%

   Nationwide SAT - Strategic Value Fund ............        96,106          9.730781          935,186     0.00%       (3.07)%

   Nationwide SAT - Total Return Fund ...............     1,852,310         12.627200       23,389,489     0.00%        6.94%

   Neuberger & Berman AMT - Guardian Portfolio ......       177,738         15.132896        2,689,691     0.00%       14.93%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       280,847         21.434231        6,019,739     0.00%       53.89%

   Neuberger & Berman AMT - Partners Portfolio ......       582,704         11.188893        6,519,813     0.00%        7.37%

   Oppenheimer Aggressive Growth Fund / VA ..........       431,151         20.629873        8,894,590     0.00%       83.60%

   Oppenheimer Capital Appreciation Fund / VA .......       618,285         17.565274       10,860,345     0.00%       41.66%

   Oppenheimer
    Main Street Growth & Income / VA ................       460,733         12.743006        5,871,123     0.00%       21.71%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................       194,066         13.192491        2,560,214     0.00%      100.28%

   Van Eck WIT - Worldwide Hard Assets Fund .........        53,013          8.353043          442,820     0.00%       21.00%

 Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio ...................       146,473          8.539870        1,250,860     0.00%       (3.37)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        46,879         17.414110          816,356     0.00%       63.50%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        60,100         11.912913          715,966     0.00%        6.24%

   Warburg Pincus Trust -
    International Equity Portfolio ..................       138,513         16.163464        2,238,850     0.00%       53.43%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP Income & Growth .............       355,846         12.803106        4,555,934     0.19%       17.55%

   American Century VP -
    American Century VP International ...............       204,837         15.960157        3,269,231     0.18%       63.39%

   American Century VP -
    American Century VP Value .......................        23,107          9.257533          213,914     0.61%       (1.25)%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        28,931         14.439525          417,750     0.40%       29.56%

   Dreyfus Stock Index Fund .........................     3,707,136         13.249543       49,117,858     0.25%       20.12%

   Dreyfus VIF - Appreciation Portfolio .............       843,808         12.239522       10,327,807     0.34%       11.01%

   Federated Insurance Series -
    Quality Bond Fund II ............................            18          9.842943              177     0.39%***    (2.36)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       118,952         10.484615        1,247,166     0.34%        5.83%

   Fidelity VIP - Growth Portfolio - Service Class ..       758,262         16.475102       12,492,444     0.21%       36.74%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       230,895          9.691447        2,237,707     0.14%        7.64%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       504,007         13.491426        6,799,773     0.29%       41.89%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       230,228         14.020034        3,227,804     0.27%       23.65%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       125,424         11.671298        1,463,861     0.42%        3.77%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        12,553          8.717559          109,432     0.30%       28.86%

   Nationwide SAT - Balanced Fund ...................        43,881         10.056111          441,272     0.31%        0.47%

   Nationwide SAT - Capital Appreciation Fund .......        65,598         11.623180          762,457     0.16%        3.86%

   Nationwide SAT - Equity Income Fund ..............           965         12.487973           12,051     0.99%       18.02%

   Nationwide SAT - Global 50 Fund ..................       468,148         12.702408        5,946,607     0.31%       22.43%

   Nationwide SAT - Government Bond Fund ............     1,312,872         10.372218       13,617,395     0.44%       (2.74)%

   Nationwide SAT - High Income Bond Fund ...........        80,137         10.328712          827,712     0.08%        2.78%

   Nationwide SAT - Money Market Fund ...............     3,786,796         10.776865       40,809,789     0.29%        4.43%

   Nationwide SAT - Multi Sector Bond Fund ..........       460,632         10.106222        4,655,249     0.25%        1.15%

   Nationwide SAT - Small Cap Growth Fund ...........           118         20.447188            2,413     0.64%***   157.03%***

   Nationwide SAT - Small Cap Value Fund ............         8,548         10.925665           93,393     0.65%       27.33%

   Nationwide SAT - Small Company Fund ..............        72,698         12.991606          944,464     0.11%       43.45%

   Nationwide SAT - Strategic Growth Fund ...........       128,669         19.361969        2,491,285     0.37%       84.02%

   Nationwide SAT - Strategic Value Fund ............           791          8.772237            6,939     0.37%       (3.46)%

   Nationwide SAT - Total Return Fund ...............        42,084         10.805244          454,728     0.27%        6.52%

   Neuberger & Berman AMT - Guardian Portfolio ......        25,154         10.690765          268,916     0.49%       14.47%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       315,266         17.314889        5,458,796     0.24%       53.28%

   Neuberger & Berman AMT - Partners Portfolio ......        94,285          9.985118          941,447     0.35%        6.94%

   Oppenheimer Aggressive Growth Fund / VA ..........       138,018         17.712996        2,444,712     0.24%       82.87%

   Oppenheimer Capital Appreciation Fund / VA .......       188,390         15.039330        2,833,259     0.29%       41.09%

   Oppenheimer
    Main Street Growth & Income / VA ................        97,691         10.835877        1,058,568     0.33%       21.22%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        10,044         12.613718          126,692     0.22%       99.48%

   Van Eck WIT - Worldwide Hard Assets Fund .........           252          8.246159            2,078     0.70%       20.52%

   Van Kampen LIT - Morgan Stanley

    Real Estate Securities Portfolio ................        38,697          8.593033          332,525     0.70%       (3.76)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........         4,981         14.762349           73,531     0.37%       62.85%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        42,745         10.519954          449,675     0.40%        5.82%

   Warburg Pincus Trust -
    International Equity Portfolio ..................         3,445         13.593893           46,831     0.35%       52.82%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............        55,124         11.518727          634,958     0.25%***    20.10%***

   American Century VP -
    American Century VP International ...............           218         15.993145            3,487     0.25%***    79.60%***

   American Century VP -
    American Century VP Value .......................           946         10.286399            9,731     0.83%***     3.80%***

   Dreyfus Stock Index Fund .........................     1,242,820         11.428481       14,203,545     0.34%***    18.97%***

   Dreyfus VIF - Appreciation Portfolio .............       117,874         10.726699        1,264,399     0.46%***     9.66%***

   Federated Insurance Series -
    Quality Bond Fund II ............................     1,129,926          9.862542       11,143,943     0.08%***    (1.82)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........        59,030         10.389282          613,279     0.47%***     5.17%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............           490         13.776193            6,750     0.38%***    50.15%***

   Nationwide SAT - Balanced Fund ...................        59,518          9.980828          594,039     0.41%***    (0.25)%***

   Nationwide SAT - Capital Appreciation Fund .......       234,561         10.320007        2,420,671     0.21%***     4.25%***

   Nationwide SAT - Global 50 Fund ..................        52,708         11.900760          627,265     0.41%***    25.25%***

   Nationwide SAT - Government Bond Fund ............        59,316          9.890955          586,692     0.71%***    (1.45)%***

   Nationwide SAT - High Income Bond Fund ...........       594,118          9.952512        5,912,967     0.12%***    (0.62)%***

   Nationwide SAT - Money Market Fund ...............     4,669,469         10.357933       48,366,047     0.41%***     4.72%***

   Nationwide SAT - Multi Sector Bond Fund ..........       232,330         10.168791        2,362,515     0.34%***     2.24%***

   Nationwide SAT - Small Company Fund ..............       434,818         14.816849        6,442,633     0.15%***    63.98%***

   Nationwide SAT - Strategic Growth Fund ...........       240,293         16.450708        3,952,990     0.09%***    85.68%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        44,838         15.726546          705,147     0.32%***    76.06%***

   Oppenheimer Aggressive Growth Fund / VA ..........           850         16.605768           14,115     0.32%***    87.74%***
                                                          ========         ==========
                                                                                          $648,293,593
                                                                                          ============


The following is a summary for 1998:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............        97,382        $12.686493      $ 1,235,436     0.00%       26.86%

 American Century VP -
 American Century VP International ..................       206,063         11.875895        2,447,183     0.00%       18.76%

   American Century VP -
    American Century VP Value .......................        59,424         10.481205          622,835     0.00%        4.81%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       105,696         12.938078        1,367,503     0.00%       29.38%

   Dreyfus Stock Index Fund .........................     1,025,141         12.821142       13,143,478     0.00%       28.21%

   Dreyfus VIF - Appreciation Portfolio .............       110,355         13.021619        1,437,001     0.00%       30.22%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       511,915         11.154137        5,709,970     0.00%       11.54%

   Fidelity VIP - Growth Portfolio - Service Class ..       255,829         13.937692        3,565,666     0.00%       39.38%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       368,689          9.557602        3,523,783     0.00%       (4.42)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............        92,817         11.263759        1,045,468     0.00%       12.64%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       362,774         12.993755        4,713,796     0.00%       29.94%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       193,229         12.450522        2,405,802     0.00%       24.51%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        21,992          7.162164          157,510     0.00%      (28.38)%

   Nationwide SAT - Balanced Fund ...................        67,360         10.806799          727,946     0.00%        8.07%

   Nationwide SAT - Capital Appreciation Fund .......       485,064         12.996420        6,304,095     0.00%       29.96%

   Nationwide SAT - Equity Income Fund ..............        21,000         11.513398          241,781     0.00%       15.13%

   Nationwide SAT - Global 50 Fund ..................        41,464         11.913908          493,998     0.00%       19.14%

   Nationwide SAT - Government Bond Fund ............       166,631         10.890820        1,814,748     0.00%        8.91%

   Nationwide SAT - High Income Bond Fund ...........        79,031         10.579676          836,122     0.00%        5.80%

   Nationwide SAT - Mid Cap Index Fund ..............        26,958         11.080816          298,717     0.00%       10.81%

   Nationwide SAT - Money Market Fund ...............     2,000,515         10.527225       21,059,872     0.00%        5.27%

   Nationwide SAT - Multi Sector Bond Fund ..........        74,773         10.260092          767,178     0.00%        2.60%

   Nationwide SAT - Small Cap Value Fund ............       106,497          9.693575        1,032,337     0.00%       (3.06)%

   Nationwide SAT - Small Company Fund ..............       159,205         10.100944        1,608,121     0.00%        1.01%

   Nationwide SAT - Strategic Growth Fund ...........        36,919         11.459357          423,068     0.00%       14.59%

   Nationwide SAT - Strategic Value Fund ............        34,463         10.038994          345,974     0.00%        0.39%

   Nationwide SAT - Total Return Fund ...............       702,365         11.807411        8,293,112     0.00%       18.07%

   Neuberger & Berman AMT - Guardian Portfolio ......        55,695         13.166703          733,320     0.00%       31.67%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        85,802         13.928381        1,195,083     0.00%       39.28%

   Neuberger & Berman AMT - Partners Portfolio ......       375,069         10.420882        3,908,550     0.00%        4.21%

   Oppenheimer Aggressive Growth Fund / VA ..........       100,709         11.236019        1,131,568     0.00%       12.36%

   Oppenheimer Capital Appreciation Fund / VA .......       164,300         12.399968        2,037,315     0.00%       24.00%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Oppenheimer
    Main Street Growth & Income / VA ................       139,668         10.470163        1,462,347     0.00%        4.70%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        43,904          6.586990          289,195     0.00%      (34.13)%

   Van Eck WIT - Worldwide Hard Assets Fund .........        22,344          6.903203          154,245     0.00%      (30.97)%

   Van Kampen LIT - Morgan Stanley
    Real Estate Securities Portfolio ................        81,141          8.837916          717,117     0.00%      (11.62)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        16,634         10.651002          177,169     0.00%        6.51%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        49,891         11.212895          559,423     0.00%       12.13%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        56,767         10.534701          598,023     0.00%        5.35%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP International ...............         3,234          9.768200           31,590     0.16%***    (3.46)%***

   American Century VP -
    American Century VP Value .......................           440          9.374321            4,125     0.23%***    (9.33)%***

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................           397         11.144998            4,425     0.18%***    17.07%***

   Dreyfus Stock Index Fund .........................       111,613         11.030001        1,231,092     0.24%***    15.36%***

   Dreyfus VIF - Appreciation Portfolio .............        10,106         11.025485          111,424     0.29%***    15.28%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........         5,995          9.906965           59,392     0.20%***    (1.39)%***

   Fidelity VIP - Growth Portfolio - Service Class ..           185         12.048634            2,229     0.26%***    30.55%***

   Fidelity VIP -
    High Income Portfolio - Service Class ...........            77          9.003329              693     0.21%***   (14.86)%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............         3,076          9.508092           29,247     0.16%***    (7.33)%***

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............         2,712         11.338370           30,750     0.16%***    19.95%***

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         1,228         11.247664           13,812     0.18%***    18.61%***

   Nationwide SAT - Balanced Fund ...................           349         10.009481            3,493     0.21%***     0.13%***

   Nationwide SAT - Capital Appreciation Fund .......           847         11.191056            9,479     0.20%***    17.76%***

   Nationwide SAT - Equity Income Fund ..............           211         10.581467            2,233     0.22%***     8.66%***

   Nationwide SAT - Government Bond Fund ............       270,361         10.664112        2,883,160     0.23%***     9.90%***

   Nationwide SAT - High Income Bond Fund ...........        13,423         10.049520          134,895     0.15%***     0.75%***

   Nationwide SAT - Money Market Fund ...............       394,891         10.319833        4,075,209     0.13%***     4.75%***

   Nationwide SAT - Multi Sector Bond Fund ..........        15,549          9.991296          155,355     0.12%***    (0.13)%***


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Small Company Fund ..............           257          9.056852            2,328     0.20%***   (14.06)%***

   Nationwide SAT - Strategic Growth Fund ...........           477         10.521882            5,019     0.17%***     7.78%***

   Nationwide SAT - Total Return Fund ...............            70         10.144232              710     0.14%***     2.15%***

   Neuberger & Berman AMT - Guardian Portfolio ......           838          9.338993            7,826     0.15%***    (9.85)%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................            70         11.296584              791     0.22%***    19.34%***

   Neuberger & Berman AMT - Partners Portfolio ......        26,750          9.337008          249,765     0.35%***    (9.88)%***

   Oppenheimer Aggressive Growth Fund / VA ..........         1,235          9.685930           11,962     0.19%***    (4.68)%***

   Oppenheimer Capital Appreciation Fund / VA .......           767         10.659314            8,176     0.25%***     9.82%***

   Oppenheimer
    Main Street Growth and Income / VA ..............        18,485          8.938847          165,235     0.16%***   (15.82)%***

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........           985          9.065227            8,929     0.15%***   (13.94)%***

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        16,145          9.941469          160,505     0.18%***    (0.88)%***
                                                          =========        =========
                                                                                          $107,989,704
                                                                                          ============






* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the finan- cial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


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                                                              ------------------
NATIONWIDE LIFE INSURANCE COMPANY                                 Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o                             U.S. Postage
COLUMBUS, OHIO 43215-2220                                          P A I D
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                              ------------------
















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company